UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2007 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF
THOUSANDS		PURCHASE	MATURITY	VALUE
	Commercial Paper (59.2%)
	Asset-Backed - Auto (10.1%)
$5,466	DaimlerChrysler Revolving Auto Conduit LLC A-1 (Series I)	5.37 - 6.23%	10/01/07 - 11/13/07	$5,452,486
1,300	DaimlerChrysler Revolving Auto Conduit LLC *	6.30	10/24/07	1,294,358
6,500	New Center Asset Trust A-1	5.76 - 6.32	10/01/07 - 10/03/07	6,496,842
				13,243,686
	Asset-Backed - Corporate (7.9%)
3,500	Asscher Finance Corp.*	5.36 - 5.37	12/03/07 - 12/10/07	3,465,370
960	Atlas Capital Funding Corp.*	5.36	11/15/07	953,439
5,400	Kaiserplatz Funding (Delaware) LLC*	5.36 - 5.41	10/05/07 - 10/30/07	5,387,689
514	Nieuw Amsterdam Receivables Corp.*	5.43	10/09/07	513,232
				10,319,730
	Asset-Backed - Diversified (6.1%)
400	Alpine Securitization Corp.*	5.36	11/09/07	397,604
460	Fairway Finance Co. LLC*	5.35	10/11/07	459,189
1,800	Hannover Funding Company LLC*	5.35 - 5.36	10/19/07 - 01/11/08	1,785,003
1,845	Lexington Parker Capital Co. LLC*	5.38 - 5.39	10/22/07 - 01/14/08	1,828,941
2,790	Market Street Funding LLC	6.00	10/01/07	2,789,070
750	Silver Tower US Funding LLC*	5.34	10/10/07	748,790
				8,008,597
	Asset-Backed - Mortgage (3.4%)
4,492	Sydney Capital Corp.*	5.36 - 5.43	10/03/07 - 11/01/07	4,474,263

	Asset-Backed - Securities (4.6%)
3,258	Amstel Funding Corp.*	5.32 - 5.39	10/22/07 - 01/18/08	3,223,775
500	Giro Lion (US) Funding LLC*	5.36	10/22/07	498,312
2,289	North Sea Funding LLC*	5.35 - 5.37	11/13/07 - 11/15/07	2,273,454
				5,995,541
	Banking (4.1%)
5,500	Citigroup Funding Inc.	5.23 - 5.73	12/12/07 - 12/27/07	5,434,579

	Financial Conglomerates (0.2%)
375	General Electric Capital Corp.	5.96	10/31/07	373,033

	Insurance (2.0%)
2,700	Irish Life & Permanent PLC*	5.26 - 5.70	11/02/07 - 01/14/07	2,678,583

	International Banks (20.8%)
2,500	Australia and New Zealand Bkg Group, Ltd.*	5.36 - 5.41	12/10/07	2,473,678
500	Bank of Ireland	5.60	10/26/07	497,919
1,300	Bank of Ireland*	5.55 - 5.69	10/16/07 - 11/09/07	1,294,027
1,500	CBA (Delaware) Finance Inc.	5.76	10/12/07	1,496,896
2,424	HBOS Treasury Services PLC	5.30 - 5.79	10/23/07 - 11/15/07	2,411,801
2,000	Kommunalkredit International Bank Ltd	5.36	12/14/07	1,977,876
2,685	Kommunalkredit International Bank Ltd *	5.36	10/29/07 - 12/14/07	2,659,894
275	Rabobank USA Financial Corp.*	5.21	10/04/07	274,801
4,675	Swedbank - NY Branch	5.45 - 5.77	10/05/07 - 12/10/07	4,652,303
4,111	Societe General N.A., Inc.	5.19 - 5.78	10/01/07 - 12/27/07	4,083,644
500	Skandinaviska Enskilda Banken AB*	5.77	10/09/07	499,203
2,700	UBS Finance (Delaware) LLC	5.16 - 5.46	11/19/07 - 02/20/08	2,656,987
900	DnB NOR Bank ASA*	5.21	12/03/07	891,615
500	UniCredito Italiano Bank (Ireland) PLC*	5.38	10/26/07	498,012
900	Westpac Banking Corp.*	5.34 - 5.55	10/15/07	897,881
				27,266,537

	Total Commercial Paper (Cost $77,794,549)			77,794,549

	Floating Rate Notes (5.4%)
	Domestic Banks (1.1%)
1,000	SunTrust Banks, Inc.	5.29**	10/15/07***	1,000,046
500	World Savings Bank, FSB	5.33**	10/19/07***	500,006
				1,500,052
	Insurance (0.4%)
460	Berkshire Hathaway Finance Corp.	5.32**	10/11/07***	460,090

	International Banks (2.8%)
800	Fortis Bank	5.79**	10/12/07***	799,919
1,350	Royal Bank of Scotland Group PLC*	5.17 - 5.21**	12/21/07***	1,350,073
600	UniCredito Italiano SpA	5.61**	12/03/07***	599,976
900	UniCredito Italiano SpA	5.49**	11/29/07***	899,875
				3,649,843
	Investment Bank/Broker (1.1%)
1,500	Merrill Lynch & Co. Inc.	5.27**	10/19/07***	1,500,126

	Total Floating Rate Notes (Cost $7,110,111)			7,110,111

	Bankers’ Acceptance (1.4%)
1,833	J.P. Morgan Chase & Co. (Cost $1,814,951)	5.32 - 5.54	10/26/07 - 01/16/08	1,814,951

	Certificate of Deposit (27.9%)
	Domestic Banks (3.8%)
2,000	Bank of the West	5.70	10/10/07	2,000,000
1,000	Citibank, NA	5.55	12/03/07	1,000,000
2,000	Wells Fargo Bank, NA	5.45	10/12/07	2,000,000
				5,000,000
	International Banks (24.1%)
1,775	Abbey National PLC	5.50 - 5.57	10/26/07	1,774,549
1,000	ABN AMRO Bank NV	5.64	12/14/07	1,000,000
1,250	Bank of Ireland	5.36	11/09/07	1,249,887
1,000	Bank of Nova Scotia	5.40	07/07/08	998,066
2,200	Barclays Bank PLC	5.37 - 5.45	12/18/07 - 6/4/2008	2,200,000
1,800	Canadian Imperial Bank of Commerce	5.32 - 5.50	10/26/07 - 11/07/07	1,799,595
1,000	Credit Suisse (New York)	5.55	11/30/07	1,000,000
1,500	DEPFA Bank PLC	5.31	11/30/07	1,500,000
1,500	Deutsche Bank AG	5.16	01/22/08	1,500,172
345	HBOS Treasury Services PLC (New York)	5.36	10/16/07	344,984
1,000	Lloyds TSB Bank PLC	5.34	10/09/07	999,957
1,500	NATIXIS	5.57	10/17/07	1,500,000
4,000	Norinchukin Bank	5.28 - 5.37	10/26/07 - 12/12/07	4,000,047
1,250	Royal Bank of Scotland PLC	5.52 - 5.55	10/04/07 - 11/13/07	1,249,938
6,000	Toronto Dominion Bank	5.65 - 5.75	10/10/07 - 10/12/07	6,000,000
3,750	UBS AG	5.49 - 5.51	10/31/07 - 11/27/07	3,749,956
750	Westpac Banking Corp.	5.37	10/29/07	749,938
				31,617,089

	Total Certificate of Deposit (Cost $36,617,089)			36,617,089

	U.S. Government Agency - Discount Notes (3.0%)
2,000	Federal Home Loan Banks	5.01	11/23/07	1,984,875
1,929	Federal Home Loan Mortgage Corp.	5.08	10/19/07	1,923,592

	Total U.S. Government Agency - Discount Notes (Cost $3,908,467)			3,908,467

	U.S. Government Agency - Debenture Bonds (0.9%)
290	Federal Home Loan Banks	0.35	02/29/08	289,590
695	Federal Home Loan Mortgage Corp.	5.18	11/16/07	694,113
203	Federal National Mortgage Assoc.	5.39	01/15/08	201,687

	Total U.S. Government Agency - Debenture Bonds (Cost $1,185,390)			1,185,390

	Short-Term Bank Note (1.9%)
2,500	Wells Fargo Bank, NA (Cost $2,500,000)	5.40	10/01/07 - 10/23/07	2,500,000

	Total Investments (Cost $130,930,557) (a)		99.7%	130,930,557

	Other Assets in Excess of Liabilities		0.3	425,654

	Net Assets		100.0%	$131,356,211

*	Resale is restricted to qualified institutional investors
**	Rate shown is the rate in effect at September 30, 2007.
***	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

	PRINCIPAL
	AMOUNT IN		COUPON		MATURITY
	THOUSANDS		RATE		DATE	VALUE
		GOVERNMENT & CORPORATE BONDS (93.2%)
		Foreign (14.6%)
		Argentina (0.3%)
		Government Obligations
ARS	682	Republic of Argentina	0.00	%**	12/15/35	$21,157
	78	Republic of Argentina +++	5.83		12/31/33	30,030
$15		Republic of Argentina (h)	0.00	**	12/15/35	1,975
	52	Republic of Argentina (c) (h) +++	8.28		12/31/33	47,226
	60	Republic of Argentina	13.97		04/10/49	28,425

		Total Argentina				128,813

		Bermuda (0.4%)
		Cable/Satellite TV
	200	Intelsat Bermuda Ltd.	8.886	**	01/15/15	203,000
	45	Intelsat Sub holdings Co. Ltd.	8.625		01/15/15	46,125

		Total Bermuda				249,125

		Brazil (1.3%)
		Government Obligations (1.2%)
	40	Federal Republic of Brazil	8.00		01/15/18	44,740
	90	Federal Republic of Brazil	11.00		08/17/40	120,487
	130	Federal Republic of Brazil	14.50		10/15/09	154,440
BRL	550	JP Morgan Chase & Co.	0.00		01/01/12	293,632
						613,299
		Major Banks (0.1%)
$70		Banco ABN AMRO	16.20		02/22/10	41,746

		Total Brazil				655,045

		Canada (1.0%)
		Financial Conglomerates (0.0%)
	10	Brookfield Asset Management Inc.	5.80		04/25/17	10,033

		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	589

		Oil & Gas Pipelines (0.5%)
	280	Kinder Morgan Finance Co.	5.70		01/05/16	255,904

		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	96,583

		Other Transportation (0.3%)
	140	CHC Helicopter Corp.	7.375		05/01/14	133,700

		Total Canada				496,809

		Cayman Islands (0.4%)
		Property - Casualty Insurers
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	199,042

		Denmark (0.3%)
		Telecommunications
	80	Nordic Tel Company - 144A*	8.875		05/01/16	84,800
EUR	60	TDC AS	6.50		04/19/12	85,198

		Total Denmark				169,998

		Equador (0.1%)
		Government Obligation
$50		Republic of Ecuador - 144A*	10.00		08/15/30	45,125

		France (0.2%)
		Oilfield Services/Equipment (0.0%)
	25	CIE Gener de Geophysique S.A.	7.50		05/15/15	25,875

		Telecommunications (0.2%)
	70	France Telecom S.A.	8.50		03/01/31	90,232

		Total France				116,107

		Indonesia (0.4%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/29/27	30,317
	58	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	48,922
	213	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/18	106,723

		Total Indonesia				185,962

		Israel (0.3%)
		Electrical Products
	152	Ormat Funding Corp.	8.25		12/30/20	154,801

		Japan (4.3%)
		Government Obligations
JPY	165,000	Japan (Government of)	0.30		03/20/08	1,431,705
	90,000	Japan (Government of)	0.30		02/15/08	781,346

		Total Japan				2,213,051

		Luxembourg (0.2%)
		Telecommunications
	$30	Telecom Italia Capital SA	4.00		11/15/08	29,586
	80	Telecom Italia Capital SA	4.00		01/15/10	77,931

		Total Luxembourg				107,517

		Mexico (1.7%)
		Government Obligations (1.0%)
	80	United Mexican States Corp.	6.75		09/27/34	87,200
	150	United Mexican States Corp.	8.375		01/14/11	165,750
MXN	2,630	United Mexican States Corp.	9.50		12/18/14	262,303
						515,253
		Oil & Gas Production (0.6%)
	$80	Pemex Project Funding Master Trust	9.50		09/15/27	108,920
	170	Pemex Project Funding Master Trust - 144A*	6.66	**	06/15/10	173,400
						282,320
		Telecommunications (0.1%)
	66	Axtel SA	11.00		12/15/13	71,841

		Total Mexico				869,414

		Netherlands (0.2%)
		Telecommunications
	70	Telefonica Europe BV	8.25		09/15/30	83,901

		Russia (1.7%)
		Government Obligations (1.4%)
	65	Federal Republic of Russia	7.50		03/31/30	72,436
	43	Federal Republic of Russia	8.25		03/31/10	44,507
	201	Federal Republic of Russia	11.00		07/24/18	283,159
	90	Federal Republic of Russia	12.75		06/24/28	160,650
RUB	2,000	JP Morgan Chase	7.00		06/28/17	75,234
	$100	Russian Agricultural Bank - 144A*	7.175		05/16/13	102,110
						738,096
		Oil & Gas Pipelines (0.3%)
	75	Gaz Capital	8.625		04/28/34	97,170
	50	Gaz Capital - 144A*	6.212		11/22/16	49,685
						146,855

		Total Russia				884,951

		Turkey (0.7%)
		Government Obligations
	100	Republic of Turkey	6.75		04/03/18	99,260
	128	Republic of Turkey	11.00		01/14/13	155,520
	55	Republic of Turkey	11.875		01/15/30	85,663

		Total Turkey				340,443

	Ukraine (0.1%)
	Government Obligation
40	Ukraine Ministry of Finance - 144A*	6.58		11/21/16	40,500

	United Kingdom (0.1%)
	Cable/Satelliite
40	NTL Cable PLC (Great Britain)	8.75		04/15/14	41,200

	Venezuela (0.9%)
	Government Obligations
70	Republic of Venezuela	8.50		10/08/14	70,350
295	Republic of Venezuela	9.25		09/15/27	306,063
80	Republic of Venezuela	10.75		09/19/13	88,600

	Total Venezuela				465,013

	TOTAL FOREIGN (Cost $7,471,867)				7,446,817

	United States (78.6%)
	Corporate Bonds (30.2%)
	Advertising/Marketing Services (1.0%)
260	Idearc, Inc. - 144A*	8.00		11/15/16	260,650
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	58,500
240	Valassis Communications Inc. - 144A*	8.25		03/01/15	210,000
					529,150
	Aerospace & Defense (0.3%)
85	DEA Aviation Holdings, Inc. - 144A*	11.25		08/01/15	89,250
70	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	73,580
					162,830
	Air Freight/Couriers (0.1%)
40	FedEx Corp.	7.25		02/15/11	42,872

	Apparel/Footwear (0.4%)
200	Phillips-Van Heusen Corp.	7.25		02/15/11	203,000

	Auto Parts: O.E.M. (0.7%)
345	ArvinMeritor, Inc.	8.75		03/01/12	353,625

	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	94,458

	Broadcasting (0.2%)
120	Univision Communication, Inc. - 144A*	9.75		03/15/15	117,600

	Cable/Satellite TV (1.2%)
170	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	175,950
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	102,768
140	Comcast Cable Communications, Inc.	6.75		01/30/11	145,315
140	EchoStar DBS Corp.	6.375		10/01/11	141,050
65	Echostar DBS Corp.	6.625		10/01/14	65,488
					630,571
	Casino/Gaming (1.4%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (h)	13.50		03/01/10	0
200	Isle of Capri Casinos	7.00		03/01/14	180,000
335	MGM Mirage Inc.	6.00		10/01/09	334,163
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (h)	13.00	###	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	157,575
30	Station Casinos, Inc.	6.875		03/01/16	26,250
					697,988
	Chemicals: Major Diversified (0.1%)
45	ICI Wilmington Inc.	4.375		12/01/08	44,791

	Chemicals: Specialty (1.0%)
81	Equistar Chemical Funding	10.125		09/01/08	84,038
18	Equistar Chemical Funding	10.625		05/01/11	18,900
280	Innophos, Inc.	8.875	**	08/15/14	278,600
120	Koppers Holdings, Inc.	9.875	#	11/15/14	103,200
26	Koppers Industry Inc.	9.875		10/15/13	27,625
					512,363
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	34,475

	Containers/Packaging (1.5%)
345	Berry Plastics Holding Corp. - 144A*	8.875		09/15/14	354,488
150	Graphic Packaging International Corp.	9.50		08/15/13	154,875
260	Owens-Illinois, Inc.	7.50		05/15/10	263,250
					772,613
	Data Processing Services (0.2%)
105	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	109,725

	Drugstore Chains (0.3%)
50	CVS Caremark Corp.	5.75		06/01/17	48,892
20	CVS Corp.	5.75		08/15/11	20,277
84	CVS Lease Pass Through - 144A*	6.036		12/10/28	81,452
					150,621
	Electric Utilities (2.1%)
80	AES Corp. (The)	7.75		03/01/14	81,600
11	AES Corp. (The)	8.875		02/15/11	11,536
16	AES Corp. (The)	9.375		09/15/10	16,960
60	AES Corp. (The) - 144A*	9.00		05/15/15	63,300
80	Arizona Public Service Co.	5.80		06/30/14	79,316
20	CenterPoint Energy Resources, Corp.	6.25		02/01/37	19,699
10	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	10,938
70	Consumers Energy Co. (Series H)	4.80		02/17/09	69,689
50	Detroit Edison Co. (The)	6.125		10/01/10	51,668
45	Entergy Gulf States, Inc.	3.60		06/01/08	44,306
100	Entergy Gulf States, Inc.	5.98	**	12/01/09	99,222
205	IPALCO Enterprises, Inc.	8.375		11/14/08	210,125
30	IPALCO Enterprises, Inc.	8.625		11/14/11	31,875
70	Ohio Power Company (Series K)	6.00		06/01/16	70,444
49	PSEG Energy Holdings Inc.	8.625		02/15/08	49,500
50	Texas Eastern Transmission	7.00		07/15/32	52,955
55	TXU Energy Co.	7.00		03/15/13	60,467
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,900
					1,058,500
	Electrical Products (0.1%)
65	Cooper Industries, Inc.	5.25		11/15/12	64,847

	Finance/Rental/Leasing (1.3%)
60	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	54,697
25	Capmark Financial Group Inc. - 144A*	6.30		05/10/17	21,795
30	CIT Group, Inc.	3.65		11/23/07	29,865
620	Ford Motor Credit Co LLC.	7.25		10/25/11	581,507
					687,864
	Financial Conglomerates (1.4%)
90	Chase Manhattan Corp.	6.00		02/15/09	91,218
10	Chase Manhattan Corp.	7.00		11/15/09	10,390
20	General Electric Capital Corp. (Series A)	4.25		12/01/10	19,590
615	GMAC LLC	6.875		09/15/11	585,767
					706,965
	Food Retail (0.4%)
32	CA FM Lease Trust - 144A*	8.50		07/15/17	34,906
144	Delhaize America, Inc.	9.00		04/15/31	172,264
					207,170
	Food: Major Diversified (0.2%)
60	ConAgra Foods, Inc.	7.00		10/01/28	63,162
10	ConAgra Foods, Inc.	8.25		09/15/30	11,849
25	General Mills Inc.	3.875		11/30/07	24,935
					99,946
	Food: Meat/Fish/Dairy (1.6%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	85,425
505	Pilgrim’s Pride Corp.	7.625		05/01/15	515,100
125	Smithfield Foods Inc.	7.00		08/01/11	127,188
70	Smithfield Foods Inc.	7.625		02/15/08	70,350
20	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	20,750
					818,813
	Gas Distributors (0.2%)
120	NiSource Finance Corp.	6.064	**	11/23/09	119,101

	Home Improvement Chains (0.2%)
100	Home Depot Inc.	5.819	**	12/16/09	98,751

	Hospital/Nursing Management (1.5%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	103,292
210	HCA, Inc	6.25		02/15/13	186,375
95	HCA, Inc.	5.75		03/15/14	79,919
90	HCA, Inc.	6.50		02/15/16	76,950
135	Sun Healthcare Group Inc - 144A*	9.125		04/15/15	138,375
115	Tenet Healthcare Corp.	7.375		02/01/13	98,038
70	Tenet Healthcare Corp.	9.875		07/01/14	64,400
					747,349

	Household/Personal Care (0.1%)
75	Clorox Co. (The)	5.828	**	12/14/07	75,086

	Industrial Machinery (0.1%)
32	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	31,760

	Industrial Specialties (0.3%)
165	Johnsondiversy, Inc.	9.625		05/15/12	168,300

	Insurance Brokers/Services (0.7%)
200	Catlin Insurance Co., Ltd - 144A*	7.249		12/31/49	188,954
190	Farmers Exchange Capital - 144A*	7.05		07/15/28	189,725
					378,679
	Investment Banks/Brokers (0.2%)
90	Goldman Sachs Capital II	5.793		12/29/49	85,247

	Major Banks (1.0%)
125	MBNA Corp. (Series F)	5.79	**	05/05/08	125,378
110	USB Capital IX	6.189	**	***	110,159
270	Wachovia Capital Trust III	5.80	**	***	268,395
					503,932
	Media Conglomerates (0.5%)
150	Time Warner, Inc.	5.73	**	11/13/09	148,310
85	Viacom, Inc.	6.875		04/30/36	84,909
					233,219
	Medical Specialties (0.3%)
110	Hospira, Inc.	5.84	**	03/30/10	109,127
40	Invacare Corp. - 144A*	9.75		02/15/15	40,200
					149,327
	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	188,693
25	Fresenius Medical Care Capital Trust II	7.875		02/01/08	25,125
					213,818
	Miscellaneous Commercial Services (0.4%)
55	Iron Mountain Inc.	7.75		01/15/15	55,138
140	Iron Mountain Inc.	8.625		04/01/13	142,450
					197,588
	Miscellaneous Manufacturing (0.3%)
195	Propex Fabrics Inc.	10.00		12/01/12	149,175

	Motor Vehicles (0.1%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	68,370

	Multi-Line Insurance (0.4%)
160	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	165,137
30	American General Finance Corp. (Series MTN H)	4.625		09/01/10	29,427
35	Equitable Co.	6.50		04/01/08	35,198
					229,762
	Oil & Gas Pipelines (0.2%)
85	Colorado Interstate Gas Co.	6.80		11/15/15	88,418

95	Pacific Energy Partners/Finance (0.7%)	7.125		06/15/14	97,511
70	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	70,304
175	Williams Companies, Inc. (The)	7.875		09/01/21	191,188
					359,003
	Oil & Gas Production (2.8%)
110	Chaparral Energy Inc. - 144A*	8.875		02/01/17	103,675
375	Chesapeake Energy Corp.	7.50		09/15/13	387,188
350	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	343,875
170	Husky Oil Ltd. (Canada)	8.90		08/15/28	175,854
270	Pogo Producing Co.	6.875		10/01/17	272,700
170	Sandridge Energy	8.625		04/01/15	168,300
					1,451,592
	Publishing: Books/Magazines (0.2%)
95	Dex Media West/Finance	9.875		08/15/13	101,531

	Pulp & Paper (0.1%)
35	Glatfelter P.H. - 144A*	7.125		05/01/16	35,000

	Railroads (0.3%)
125	Union Pacific Corp.	5.45		01/31/13	124,186
30	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	30,036
					154,222

	Restaurants (0.3%)
30	Aramark Corp. - 144A*	8.50		02/01/15	30,750
15	Aramark Corp. - 144A*	8.856	**	02/01/15	15,225
105	Aramark Services Inc.	5.00		06/01/12	93,188
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,748
					155,911
	Savings Banks (0.2%)
25	Household Finance Corp.	4.125		12/15/08	24,736
100	Washington Mutual Preferred Funding II	6.665		12/31/49	86,323
					111,059
	Semiconductors (0.5%)
260	Freescale Semiconductor - 144A*	8.875		12/15/14	252,200

	Specialty Stores (0.7%)
365	Sonic Automotive, Inc.	8.625		08/15/13	362,263

	Specialty Telecommunications (0.6%)
85	American Tower Corp.	7.125		10/15/12	87,338
90	American Tower Corp.	7.50		05/01/12	92,925
84	Qwest Communications International	8.86	**	02/15/09	85,260
20	U.S. West Communications Corp.	5.625		11/15/08	20,075
					285,598
	Telecommunications (0.4%)
75	AT&T Corp.	8.00		11/15/31	91,523
181	Exodus Communications, Inc. (a) (b) (h)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (b) (h)	12.75		04/15/09	0
60	SBC Communications, Inc.	6.15		09/15/34	59,506
55	Sprint Capital Corp.	8.75		03/15/32	63,242
					214,271
	Tobacco (0.1%)
75	Reynolds American Inc.	6.50		07/15/10	77,342

	Water Utilities (0.2%)
100	Nalco Co.	7.75		11/15/11	102,500

	Wireless Telecommunications (0.4%)
180	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	200,250

	Total Corporate Bonds (Cost $16,939,920)				15,501,411

	Asset-Backed Securities ** (1.9%)
	Finance/Rental/Leasing
45	Bear Stearns Asset Backed 2005-AQ1 2A1	5.038		03/25/35	44,908
425	Capital Auto Receivables Asset Trust 2006-2 A3B	5.41		05/15/11	422,350
225	Citibank Credit Card Trust 2007-AB	5.65		09/20/19	224,262
114	Countrywide Asset-Backed Certificates 2005-16 2AF1	4.528		05/25/36	114,014
76	RAAC Series 2006-SP1 A1	4.80		09/25/45	74,883
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	5.59		05/25/35	18,110
7	Structured Asset Investment Loan Trust 2003-BC13 3A	5.158		11/25/33	7,018
72	Structured Asset Securities 2005-GEL1 A	5.168		12/25/34	71,387

	Total Asset-Backed Securities (Cost $983,392)				976,932

	U.S. Government Obligations (10.5%)
	U. S. Treasury Bonds (5.1%)
225		4.50		02/15/36	213,381
2,050		6.125		08/15/29	2,392,096
					2,605,477
	U. S. Treasury Notes (3.2%)
600		4.00		02/15/15	583,922
1,000		5.375		02/15/31	1,070,782
					1,654,704
	U. S. Treasury Strip (2.2%)
1,750		0.00		08/15/17	1,098,822

	Total U.S. Government Obligations (Cost $5,228,991)				5,359,003

	Collateralized Mortgage Obligations (26.5%)
	U.S Government Agencies (0.7%)
	Freddie Mac Whole Loan 2005-S001-2A2 (0.5%)
235	2005-S001-2A2	5.28	**	09/25/45	233,316

	Federal National Mortgage Assoc.(0.2%)
130	IO	6.50		03/01/20	16,371
121	IO	7.00		03/01/20	17,477
123	IO	7.00		03/01/35	26,005
194	IO	8.00		03/01/35	34,290
					94,143

	Total U.S. Government Agencies				327,459

	Private Issues (25.8%)
	American Home Mortgage Investment Trust
453	2007-1 1GA1C	5.321	**	05/25/47	445,320
148	2007-6 A3	5.431	**	06/25/47	132,301
370	2005-2 1A1	5.805	**	09/25/45	363,649
	Bear Stearns Mortgage Funding Trust
4,256	2007-N5 5C (IO)	0.588	**	04/25/37	142,561
5,603	2007-N2 14C (IO)	1.429	**	03/27/36	168,644
3,976	2007-N2 13C (IO)	1.542	**	03/27/36	114,910
3,017	2007-N2 12C (IO)	1.844	**	03/27/36	101,078
4,333	2007-N3 10C (IO)	2.57	**	06/26/36	135,410
292	2006-AR5 1A1	5.291	**	12/25/36	286,665
325	2006-AR4 1A	5.341	**	12/25/36	317,988
371	2006-AR1 1A2	5.381	**	07/25/36	350,824
	Countrywide Alternative Loan Trust
3,075	2006-OA22 CP (IO)	0.00	**	02/25/47	106,943
1,395	2005-81 X1 (IO)	0.956	**	02/25/37	67,156
4,509	2005-41 1X (IO)	0.943	**	09/25/35	92,290
1,286	2006-OA12 X (IO)	1.04	**	03/20/46	53,427
4,339	2006-OA17 1XP (IO)	1.276	**	12/20/46	193,892
1,477	2005-59R A (IO)	1.48	**	12/20/35	39,343
2,279	2006-0A21 X (IO)	1.53	**	03/20/47	117,079
1,910	2005-58R A (IO)	2.33	**	12/20/35	75,816
1,452	2007-0A7 CP (IO)	1.823	**	05/25/47	57,430
395	2007-OA8 2A2	5.361	**	06/25/47	384,373
320	2006-0A16 A3	5.381	**	10/25/46	310,532
108	2006-OA6 1A4B	5.48	**	07/25/46	107,928
329	2007-0A9 A1	5.61	**	06/25/47	321,855
188	2005-56 2A2	5.928	**	11/25/35	188,680
240	2005-76 2A2	6.683	**	02/25/36	236,699
	Countrywide Home Loans
856	2004-2O X (IO)	1.148	**	10/25/34	16,583
222	2006-OA5 1A2	5.118	**	04/25/46	218,568
	Deutsche Alt-A Securities Income Mortgage
167	2006-OA1 A3	5.835	**	02/25/47	157,531
	DSLA Mortgage Loan Trust
268	2006-AR1 2A1A	4.591	**	04/19/47	266,871
373	2007-AR1 2A1A	5.643	**	04/19/38	364,310
310	2006-AR2 2A1A	5.703	**	11/19/37	303,639
	Greenpoint Mortgage Fund
672	2005-AR3 X1 (IO)	1.207	**	08/25/45	19,215
953	2005-AR4 X4 (IO)	1.991	**	10/25/45	27,255
248	2006-AR2 3A2	5.825	**	03/25/36	243,509
	GS Mortgage Securities Corp.
621	2006-OA1R A (IO)	2.61	**	08/25/35	21,624
	Harborview Mortgage Loan Trust
1	2006-1 PO1 (PO)	0.00	**	03/19/37	538
206	2006-9 NIM 144A*	0.00	**	12/15/36	112,474
963	2005-3 X2 (IO)	1.05	**	06/19/35	19,853
1,242	2006-1 X1 (IO)	0.414	**	03/19/37	52,383
1,427	2005-2 X (IO)	1.35	**	05/19/35	29,886
288	2006-8 2A1B	5.399	**	08/21/36	281,743
344	2007-1 2A1A	5.45	**	04/19/38	335,259
343	2006-10 2A1A	5.683	**	11/19/36	335,847
201	2006-1 2A1A	5.743	**	03/19/37	197,847
274	2006-7 2A1B	5.753	**	10/19/37	269,091
320	2006-9 2AB2	5.776	**	11/19/36	312,047
	Indymac Index Mortgage Loan Trust
887	2005-AR12 AX2 (IO)	0.95	**	07/25/35	27,731
230	2005-AR4 2A1A	5.785	**	03/25/35	226,191
	Luminent Mortgage Trust
180	2006-1 A1	5.371	**	04/25/36	176,701
	Residential Accredit Loans, Inc.
7,487	2007-Q05 SB (IO)	0.00	**	08/25/47	205,897
1,639	2007-Q03 SB (IO)	1.157	**	03/25/47	65,550
2,930	2007-Q05 SB (IO) 144A*	2.90	**	05/25/47	124,512

535	2007-Q04 A1	5.331	**	05/25/47	524,534
324	2006-Q06 A2	5.361	**	06/25/46	316,032
89	2006-Q01 1A1	5.391	**	02/25/46	86,885
86	2006-Q01 2A1	5.401	**	02/25/46	84,801
275	2005-Q03 A2	5.785	**	10/25/45	265,351
	Structured Asset Mortgage Investments, Inc.
380	2005-14 A1	5.815	**	07/25/35	373,268
114	2006-AR3 3A1	5.695	**	02/25/36	112,258
141	2006-AR6 1A5	5.785	**	07/25/36	137,258
421	2007-AR4 A4A	5.745	**	09/25/47	408,938
374	2006-AR7 A2A	5.56	**	08/25/36	366,291
353	2006-AR8 A1A	5.331	**	10/25/36	346,335
	Washington Mutual
70	2005-AR15 A1B1	5.381	**	11/25/45	69,643
25	2005-AR19 A1	5.755	**	12/25/45	25,176
386	2007-0A6 CA1B	5.361	**	07/25/47	375,354
61	2005-AR17 A1	5.755	**	12/25/45	60,234
130	2006-AR5 4A1B	5.785	**	07/25/46	125,387
	Wmalt Mortgage Pass-Through
229	2006-AR2 A1A	5.923	**	04/25/46	223,840

	Total Private Issues				13,227,033

	Total Collateralized Mortgage Obligations (Cost $14,298,285)				13,554,492

	U.S. Government Agencies-Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corp. (Gold) (0.4%)
176		7.50		12/01/31-06/01/32	183,970
	Federal Home Loan Mortgage Corp. (ARM) (0.4%)
229		5.63		03/01/37	230,911

	Federal National Mortgage Assoc. (4.7%)
442		6.50		07/01/29-11/01/33	453,310
1,009		7.00		04/01/31-09/01/34	1,051,008
411		7.42		05/01/36	418,480
124		7.50		02/01/31-03/01/32	129,741
242		8.00		02/01/12-01/01/31	254,739
110		8.50		06/01/30	118,436
					2,425,714
	Federal National Mortgage Assoc. (ARM) (3.8%)
232		5.005		09/01/35	229,347
256		5.105		11/01/35	253,639
249		5.132		06/01/35	248,120
225		5.251		03/01/37	225,207
290		7.475		07/01/36	296,469
420		7.48		07/01/36	428,381
266		7.499		08/01/36	272,678
					1,953,841
	Government National Mortgage Assoc. (0.2%)
64		7.50		07/15/26-08/15/29	67,406
24		8.00		06/15/26	25,452
					92,858
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $4,923,831)				4,887,294

	Total United States (Cost $42,374,419)				40,279,132

	TOTAL GOVERNMENT & CORPORATE BONDS (Cost $49,846,286)				47,725,949

	CONVERTIBLE BOND (0.2%)
	Telecommunication Equipment
105	Nortel Networks Corp. (Canada) (Cost $103,735)	4.25		09/01/08	103,556

NUMBER OF
SHARES
	COMMON STOCKS (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp.* + (d) (h)		0

	Electric Utilities (0.0%)
13	PNM Resources Inc. (c)		303

	Food: Specialty/Candy (0.0%)
100	SFAC New Holdings Inc. ++ (c) (d) (h)		0
18	SFFB New Holdings Inc. (c) (d) (h)		0
			0
	Restaurants (0.0%)
10,137	Catalina Restaurant Group (escrow) (c) (d) (h)		101

	Specialty Telecommunications (0.0%)
1,171	Birch Telecom Inc. ## (c) (d) (h)		12
16,679	PFB Telecom NV (Series B) (c) (d) (h)		0
109	XO Holdings, Inc. (c) (d)		370
			382
	Telecommunications (0.0%)
161	Neon Communications Group, Inc. (c) (d)		789
352	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (c) (d)		2
			791
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (c) (d) (h)		0

	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (c)		776
4,516	Vast Solutions, Inc. (Class B1) (c) (d) (h)		0
4,516	Vast Solutions, Inc. (Class B2) (c) (d) (h)		0
4,516	Vast Solutions, Inc. (Class B3) (c) (d) (h)		0
			776
	TOTAL COMMON STOCKS (Cost $1,905,523)		2,353

NUMBER OF		EXPIRATION
WARRANTS		DATE
	WARRANTS (d) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A* (d) (h)	03/01/10	0
250	Resort At Summerlin LP - 144A* (d) (h)	12/15/07	0
			0
	Government Obligation (0.0%)
100	United Mexican States Corp.	09/24/07	0

	Specialty Telecommunications (0.0%)
219	XO Holdings, Inc. (Series A) (c)	01/16/10	96
164	XO Holdings, Inc. (Series B) (c)	01/16/10	41
164	XO Holdings, Inc. (Series C) (c)	01/16/10	25
			162
	TOTAL WARRANTS (Cost $6,351)		162

NUMBER OF
CONTRACTS
	PUT OPTIONS PURCHASED (0.1%)
43	90 day Euro $ March/2008 @ $94.75		3,763
157	90 day Euro $ December/2007 @ $94.75		15,700
2,000,000	CHF March/2008 @ $1.18		18,400

	TOTAL PUT OPTIONS PURCHASED (Cost $94,568)		37,863

NUMBER
OF SHARES (000)
SHORT-TERM INVESTMENTS (8.0%)
Investment Company (f) (7.8%)
4,014	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,014,224)	4,014,224

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government Agencies & Obligations (0.2%)
$100	U.S. Treasury Bills (Cost $98,075)	4.65%	01/10/08	98,695

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,112,299)			4,112,919

	TOTAL INVESTMENTS (Cost $56,068,762) (g) (i)		101.5%	51,982,802
	LIABILITIES IN EXCESS OF OTHER ASSETS		(1.5)	(787,140)
	NET ASSETS		100.0%	$51,195,662

IO	Interest Only security.
PO	Principal Only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2007.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at September 30, 2007.
***

Securities represent beneficial interest in trusts. The corresponding assets of the trusts are Junior Subordinated Notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 18, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

#	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
##	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
###	Payment-in-kind security.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
+++	Capital appreciation bond.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Resale is restricted. No transaction activity during the year.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $for the period ended September 30, 2007.

(g)

Securities have been designated as collateral in amount equal to $27,967,053 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(h)

Securities with a total market value equal to $49,314 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $503,200 and the aggregate gross unrealized depreciation is $4,589,160, resulting in net unrealized depreciation of $4,085,960.

Currency Abbreviations:
ARS	Argentina Peso.
BRL	Brazilian Real.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
RUB	Russian Ruble.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2007:

		DESCRIPTION,		UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

6	Long	90 day Euro $ Future
		March 2008	$1,432,200	$11,354

6	Long	90 day Euro $ Future
		March 2009	1,434,225	13,641

6	Long	90 day Euro $ Future
		June 2008	1,434,375	12,854

6	Long	90 day Euro $ Future
		June 2009	1,432,500	(1,394)

6	Long	90 day Euro $ Future
		September 2008	1,435,350	13,679

6	Long	90 day Euro $ Future
		December 2007	1,427,325	7,304

6	Long	90 day Euro $ Future
		December 2008	1,435,275	13,941

36	Long	US Treasury Note 2 Year
		December 2007	3,853,125	24,327

24	Long	US Treasury Note 2 Year
		December 2007	4,969,125	20,622

2	Short	US Treasury Note 10 Year
		December 2007	(218,563)	(84)

78	Short	US Treasury Bond 20 Year
		December 2007	(8,684,813)	1,674

		Net Unrealized Appreciation		$117,918

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION

EUR	1,725,000	$2,354,694	12/06/07	$(109,210)

CREDIT DEFAULT CONTRACTS OPEN AT SEPTEMBER 30, 2007:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP CONTERPARTY &	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
DJ CDX NA HVOL	Buy	$1,100	0.75%	December 20, 2011	$25,150

Goldman Sachs International
Harford Life Inc.	Buy	280	0.12	December 20, 2011	1,398

Goldman Sachs International
Motorola, Inc.	Buy	90	0.15	December 20, 2011	498

Goldman Sachs International
Motorola, Inc.	Buy	190	0.157	December 20, 2011	1,000

Goldman Sachs International
Union Pacific Corporation	Buy	135	0.20	December 20, 2011	104

Goldman Sachs International
Chubb Corp	Buy	270	0.10	March 20, 2012	1,524

Goldman Sachs International
Covidien Corp	Buy	106	0.43	March 20, 2012	(584)

Goldman Sachs International
Covidien Corp	Buy	53	0.43	March 20, 2012	(292)

Goldman Sachs International
Dell Inc	Buy	135	0.22	March 20, 2012	(163)

Goldman Sachs International
Gap Inc	Buy	160	1.19	March 20, 2012	(2,457)

Goldman Sachs International
Tyco Electronics	Buy	106	0.43	March 20, 2012	30

Goldman Sachs International
Tyco Electronics	Buy	53	0.43	March 20, 2012	15

Goldman Sachs International
Tyco International LTD	Buy	320	0.43	March 20, 2012	15

Goldman Sachs International
Tyco International LTD	Buy	160	0.43	March 20, 2012	30

JP Morgan & Chase
Belo Corporation	Buy	50	1.18	June 20, 2014	526

JP Morgan & Chase
Belo Corporation	Buy	130	1.30	June 20, 2014	510

		Net Unrealized Appreciation			$27,304

INTEREST RATE SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	MADE BY	RECEIVED	TERMINATION	APPRECIATION
CONTERPARTY	(000’S)	TRUST	BY TRUST *	DATE	(DEPRECIATION)

Deutsche Bank	$7,100	Fixed Rate 5.349%	Floating Rate 5.36%	May 24, 2017	$83,496

JP Morgan & Chase	1,000	Fixed Rate 5.472%	Floating Rate 5.53%	August 16, 2017	20,570

JP Morgan & Chase	1,000	Fixed Rate 5.463%	Floating Rate 5.52%	August 17, 2017	19,930

JP Morgan & Chase	1,000	Fixed Rate 5.451%	Floating Rate 5.51%	August 20, 2017	18,990

JP Morgan & Chase	1,750	Fixed Rate 5.088%	Floating Rate 5.73%	September 11, 2017	(17,290)

		Net Unrealized Appreciation			$125,696

*    Floating Rate represents USD - 3 month LIBOR.

Morgan Stanley Select Dimensions - Balanced Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (67.6%)
	Aerospace & Defense (1.0%)
12,040	Raytheon Co.	$768,393

	Beverages: Non-Alcoholic (1.4%)
18,510	Coca-Cola Co. (The)	1,063,770

	Cable/Satellite TV (1.0%)
29,468	Comcast Corp. (Class A) *	712,536

	Chemicals: Major Diversified (2.8%)
22,060	Bayer AG (ADR) (Germany)	1,747,456
5,680	E.I. du Pont de Nemours & Co.	281,497
		2,028,953
	Computer Communications (0.5%)
10,370	Cisco Systems, Inc. *	343,351

	Computer Processing Hardware (0.3%)
4,660	Hewlett-Packard Co.	232,021

	Discount Stores (1.9%)
32,000	Wal-Mart Stores, Inc.	1,396,800

	Drugstore Chains (0.2%)
27,910	Rite Aid Corp. *	128,944

	Electric Utilities (3.5%)
21,520	American Electric Power Co., Inc.	991,642
9,850	Entergy Corp.	1,066,657
8,810	FirstEnergy Corp.	558,025
		2,616,324
	Finance/Rental/Leasing (1.5%)
18,910	Freddie Mac	1,115,879

	Financial Conglomerates (3.7%)
26,448	Citigroup, Inc. (Note 4)	1,234,328
32,446	JPMorgan Chase & Co.	1,486,676
		2,721,004
	Food: Major Diversified (2.5%)
10,640	ConAgra Foods Inc.	278,023
18,450	Kraft Foods Inc. (Class A)	636,710
29,530	Unilever N.V. (NY Registered Shares) (Netherlands)	911,001
		1,825,734
	Food: Specialty/Candy (0.9%)
14,530	Cadbury Schweppes PLC (ADR) (United Kingdom)	675,936

	Home Furnishings (0.2%)
5,000	Newell Rubbermaid, Inc.	144,100

	Home Improvement Chains (0.6%)
14,610	Home Depot, Inc. (The)	473,948

	Household/Personal Care (1.6%)
6,480	Estee Lauder Companies, Inc. (The) (Class A)	275,141
3,790	Kimberly-Clark Corp.	266,285
8,860	Procter & Gamble Co. (The)	623,212
		1,164,638
	Industrial Conglomerates (4.1%)
35,900	General Electric Co.	1,486,260
7,940	Siemens AG (ADR) (Germany)	1,089,765
9,802	Tyco International Ltd. (Bermuda)	434,621
		3,010,646
	Insurance Brokers/Services (1.4%)
41,812	Marsh & McLennan Companies, Inc.	1,066,206

	Integrated Oil (3.4%)
9,580	ConocoPhillips	840,837
6,820	Exxon Mobil Corp.	631,259
12,140	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	997,665
		2,469,761
	Internet Software/Services (0.9%)
24,990	Yahoo! Inc. *	670,732

	Investment Banks/Brokers (1.1%)
20,992	Charles Schwab Corp. (The)	453,427
4,604	Merrill Lynch & Co., Inc.	328,173
		781,600
	Life/Health Insurance (0.3%)
12,780	Aegon N.V. (NY Registered Shares) (Netherlands)	243,203

	Major Banks (1.3%)
9,906	Bank of America Corp.	497,975
6,836	PNC Financial Services Group, Inc.	465,532
		963,507
	Major Telecommunications (4.0%)
5,147	Embarq Corp.	286,173
14,910	France Telecom S.A. (ADR) (France)	498,590
38,208	Sprint Nextel Corp.	725,952
32,078	Verizon Communications, Inc.	1,420,414
		2,931,129
	Managed Health Care (0.6%)
8,130	CIGNA Corp.	433,248

	Media Conglomerates (3.1%)
70,110	Time Warner, Inc.	1,287,220
25,923	Viacom Inc. (Class B) *	1,010,219
		2,297,439
	Medical Specialties (1.2%)
6,980	Applera Corp. - Applied Biosystems Group	241,787
23,890	Boston Scientific Corp. *	333,266
7,892	Covidien Ltd.	327,518
		902,571
	Motor Vehicles (0.5%)
10,680	Honda Motor Co., Ltd. (ADR) (Japan)	356,285

	Multi-Line Insurance (0.7%)
5,730	Hartford Financial Services Group, Inc. (The)	530,312

	Oil & Gas Pipelines (0.4%)
9,280	Williams Companies, Inc. (The)	316,077

	Oil & Gas Production (1.2%)
2,400	Devon Energy Corp.	199,680
10,710	Occidental Petroleum Corp.	686,297
		885,977
	Oilfield Services/Equipment (1.1%)
7,800	Schlumberger Ltd. (Netherlands Antilles)	819,000

	Other Consumer Specialties (0.2%)
1,590	Fortune Brands, Inc.	129,569

	Packaged Software (0.8%)
30,650	Symantec Corp. *	593,997

	Pharmaceuticals: Major (9.8%)
23,370	Abbott Laboratories	1,253,099
36,890	Bristol-Myers Squibb Co.	1,063,170
18,850	Eli Lilly & Co.	1,073,131
3,110	Novartis AG (ADR) (Switzerland)	170,926
16,080	Pfizer, Inc.	392,834
6,980	Roche Holdings AG (ADR) (Switzerland)	629,771
4,590	Sanofi-Aventis (ADR) (France)	194,708
52,550	Schering-Plough Corp.	1,662,157
18,640	Wyeth	830,412
		7,270,208
	Precious Metals (0.8%)
13,750	Newmont Mining Corp.	615,038

	Property - Casualty Insurers (3.0%)
14,590	Chubb Corp. (The)	782,608
17,856	Travelers Companies, Inc. (The)	898,871
6,510	XL Capital Ltd. (Class A) (Cayman Islands)	515,592
		2,197,071
	Regional Banks (0.5%)
9,881	Fifth Third Bancorp	334,768

	Restaurants (0.3%)
4,650	McDonald’s Corp.	253,286

	Semiconductors (1.0%)
17,219	Intel Corp.	445,283
27,040	Micron Technology, Inc. *	300,144
		745,427

	Specialty Stores (0.4%)
13,742	Office Depot, Inc. *	283,360

	Telecommunication Equipment (1.0%)
71,090	Alcatel-Lucent (ADR) (France) *	723,696

	Tobacco (0.9%)
9,580	Altria Group, Inc.	666,097

	Total Common Stocks (Cost $40,939,872)	49,902,541

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	CORPORATE BONDS (6.6%)
	Aerospace & Defense (0.1%)
$81	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%		09/15/13	85,353

	Airlines (0.1%)
98	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	102,278

	Beverages: Alcoholic (0.2%)
70	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	66,120
70	Miller Brewing Co. - 144A**	4.25		08/15/08	69,322
					135,442
	Cable/Satellite TV (0.1%)
10	Comcast Cable Communications, Inc.	6.75		01/30/11	10,380
25	Comcast Cable Communications, Inc.	7.125		06/15/13	26,643
15	Comcast Corp.	6.50		01/15/15	15,521
10	Comcast LCI Holdings	7.625		02/15/08	10,083
					62,627
	Chemicals: Major Diversified (0.1%)
40	ICI Wilmington Inc.	4.375		12/01/08	39,815

	Drugstore Chains (0.2%)
45	CVS Caremark Corp.	5.75		06/01/17	44,002
20	CVS Corp.	5.75		08/15/11	20,277
54	CVS Lease Pass Through - 144A**	6.036		12/10/28	52,704
					116,983
	Electric Utilities (0.7%)
60	Arizona Public Service Co.	5.80		06/30/14	59,487
70	Carolina Power & Light Co.	5.125		09/15/13	68,632
20	CenterPoint Energy Resources, Corp.	6.25		02/01/37	19,699
10	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	10,938
25	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	25,729
45	Consumers Energy Co. (Series H)	4.80		02/17/09	44,800
40	Detroit Edison Co. (The)	6.125		10/01/10	41,335
30	Entergy Gulf States, Inc.	3.60		06/01/08	29,537
45	Entergy Gulf States, Inc.	5.98	+	12/01/09	44,650
65	Ohio Power Company (Series K)	6.00		06/01/16	65,412
45	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	43,676
35	Texas Eastern Transmission	7.00		07/15/32	37,069
55	Wisconsin Electric Power Co.	3.50		12/01/07	54,842
					545,806
	Electrical Products (0.1%)
65	Cooper Industries, Inc.	5.25		11/15/12	64,847

	Electronics/Appliances (0.1%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	44,566

	Finance/Rental/Leasing (0.3%)
50	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	45,581
25	Capmark Financial Group Inc. - 144A**	6.30		05/10/17	21,795
55	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	53,014
20	Goldman Sachs Group Inc.	6.45		05/01/36	19,577
80	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	78,404
					218,371
	Financial Conglomerates (0.2%)
105	Bank One Corp. (Series A)	6.00		02/17/09	106,441
20	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	20,066
25	General Electric Capital Corp. (Series A)	4.25		12/01/10	24,488
10	General Electric Capital Corp. (Series MTNA)	5.875		02/15/12	10,273
					161,268
	Food Retail (0.1%)
55	Fred Meyer, Inc.	7.45		03/01/08	55,445

	Food: Major Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00		10/01/28	31,581
20	ConAgra Foods, Inc.	8.25		09/15/30	23,699
					55,280
	Gas Distributors (0.1%)
45	NiSource Finance Corp.	6.064	+	11/23/09	44,663

	Home Improvement Chains (0.1%)
90	Home Depot Inc.	5.819	+	12/16/09	88,876

	Household/Personal Care (0.1%)
85	Clorox Co. (The)	5.828	+	12/14/07	85,097

	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125		03/03/08	49,792
45	Textron Financial Corp. (Series MTN)	5.125		02/03/11	44,794
					94,586
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A*	7.05		07/15/28	199,710

	Major Banks (0.3%)
55	HSBC Finance Corp.	6.75		05/15/11	57,409
45	Popular North America, Inc. (Series F)	5.65		04/15/09	45,373
130	Unicredit Luxembourg Finance S.A. - 144A*	5.41	+	10/24/08	130,089
					232,871
	Major Telecommunications (0.5%)
65	France Telecom S.A. (France)	8.50		03/01/31	83,787
45	SBC Communications, Inc.	6.15		09/15/34	44,630
15	Sprint Capital Corp.	8.75		03/15/32	17,248
35	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	34,517
50	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	48,707
65	Telefonica Europe BV (Netherlands)	8.25		09/15/30	77,908
60	Verizon New England Inc.	6.50		09/15/11	62,227
					369,024
	Managed Health Care (0.1%)
40	United Healthcare Group Inc.	5.66	+	03/02/09	40,013
35	UnitedHealth Group Inc.	4.125		08/15/09	34,351
5	WellPoint Inc.	3.75		12/14/07	4,982
					79,346
	Media Conglomerates (0.2%)
110	Time Warner, Inc.	5.73	+	11/13/09	108,761
65	Viacom, Inc.	6.875		04/30/36	64,931
					173,692
	Motor Vehicles (0.1%)
35	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	43,508

	Multi-Line Insurance (0.4%)
180	AIG SunAmerica Global Financing VI - 144A*	6.30		05/10/11	185,779
65	American General Finance Corp. (Series MTN H)	4.625		09/01/10	63,759
35	Equitable Co.	6.50		04/01/08	35,198
					284,736
	Oil & Gas Pipelines (0.1%)
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	60,261

	Oil Refining/Marketing (0.1%)
45	Valero Energy Corp.	3.50		04/01/09	44,118

	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125		06/15/12	75,120

	Property - Casualty Insurers (0.5%)
200	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	199,042
30	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	31,825
55	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	54,953
100	Xlliac Global Funding - 144A**	4.80		08/10/10	99,516
					385,336
	Railroads (0.1%)
35	Burlington Santa Fe Corp.	6.125		03/15/09	35,428
35	Union Pacific Corp.	6.625		02/01/08	35,123
25	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	25,030
					95,581
	Real Estate Development (0.2%)
135	World Financial Properties - 144A**	6.91		09/01/13	138,945

	Real Estate Investment Trusts (0.1%)
90	iStar Financial Inc.	6.074	+	03/09/10	83,963

	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKN T)	3.80		02/08/08	109,357

	Restaurants (0.1%)
50	Tricon Global Restaurants, Inc.	8.875		04/15/11	55,827

	Savings Banks (0.4%)
15	Household Finance Corp.	4.125		12/15/08	14,842
20	Household Finance Corp.	5.875		02/01/09	20,160
25	Household Finance Corp.	6.375		10/15/11	25,841
55	Household Finance Corp.	6.40		06/17/08	55,360
110	Sovereign Bancorp, Inc.	5.44	+	03/23/10	110,061
55	Washington Mutual Bank	5.50		01/15/13	53,066
45	Washington Mutual Inc.	8.25		04/01/10	47,499
					326,829
	Trucks/Construction/Farm Machinery (0.0%)
20	Caterpillar Financial Services Corp. (Series F)	3.625		11/15/07	19,960

	Wireless Telecommunications (0.1%)
70	Vodafone Group PLC (United Kingdom)	5.288	+	12/28/07	69,969

	Total Corporate Bonds (Cost $4,870,007)				4,849,456

	U.S. GOVERNMENT OBLIGATIONS (11.9%)
	U.S. Treasury Bonds
275		6.125		08/15/29	320,891
410		6.375		08/15/27	486,651
1,540		7.625		02/15/25	2,029,072
200		8.125		08/15/19	260,578
590		8.125		08/15/21	783,825
200		8.50		02/15/20	268,891
930		5.375		02/15/31	995,827
425		8.75		08/15/20	584,574
350		4.50		02/15/36	331,945

	U.S. Treasury Notes
125		4.25		11/15/13	124,678
2,560	††	4.25		08/15/13	2,556,751

	Total U.S. Government Obligations (Cost $8,708,371)				8,743,683

	Mortgage-Backed Securities (7.0%)
	Federal Home Loan Mortgage Corp. GOLD
138		7.50		09/01/25-06/01/32	143,960

	Federal Home Loan Mortgage Corp.
118		6.50		03/01/33	120,869
1		7.50		08/01/30	1,209
					122,078
	Federal Home Loan Mortgage Corp. (ARM)
117		5.631		04/01/37	117,713
155		5.733		01/01/37	155,927
35		6.905		07/01/33	36,022
					309,662
	Federal National Mortgage Assoc.
230		6.50		01/01/32	235,996
401		6.999		01/01/36	408,256
492		7.00		05/01/31-11/01/34	511,184
174		7.444		05/01/36	178,355
173		7.493		05/01/36	177,135
153		6.996		03/01/36	155,568
173		7.027		03/01/36	176,343
200		7.50		08/01/29-09/01/35	208,638
150		8.00		12/01/28-10/01/31	157,361
135		7.475		07/01/36	138,352
					2,347,188
	Federal National Mortgage Assoc. (ARM)
219		6.95		10/01/35	226,732
202		6.95		11/01/35	208,603
223		6.971		12/01/35	230,299
111		6.012		04/01/37	112,824
377		7.016		01/01/36	383,318
256		7.473		04/01/36	261,781
178		7.423		05/01/36	181,948
386		7.486		04/01/36	394,947
191		7.48		07/01/36	194,718
					2,195,170

	Government National Mortgage Assoc.
51		7.50		08/15/23-08/15/29	53,077

	Total Mortgage-Backed Securities (Cost $5,200,248)				5,171,135

	Asset-Backed Securities (4.7%)
148	Alliance Bancorp Trust 2007-0A1A1	5.371		07/25/37	145,963
75	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	74,929
74	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	74,177
175	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	174,788
175	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	5.813		07/15/10	173,567
150	Capital Auto Receivables Assets Trust 2006-SN1 A A3 -144A**	5.31		10/20/09	150,005
100	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	99,906
22	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	21,661
175	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	175,631
7	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	6,919
125	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	124,190
150	Citibank Credit Card Issuance Trust 2007 - A1	5.345		03/22/12	149,400
100	Citibank Credit Card Issuance Trust 2007 - A8	5.65		09/20/19	99,672
28	CNH Equipment Trust 2005-A A3	4.02		04/15/09	28,067
136	CNH Equipment Trust 2005-B A3	4.27		01/15/10	134,976
44	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	44,333
15	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	14,898
90	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	89,406
134	GE Equipment Small Ticket LLC 2005-2A A3	4.88		10/22/09	134,328
175	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	175,285
186	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	182,698
125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	123,812
23	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	22,830
100	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	99,756
60	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	59,762
108	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	107,620
55	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	54,827
100	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	101,598
80	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	79,540
69	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	68,417
73	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	72,365
50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	49,843
116	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	115,155
30	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	29,412
91	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	90,733
2	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	1,881
30	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	30,029
109	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	109,266

	Total Asset-Backed Securities (Cost $3,501,109)				3,491,645

	Collateral Mortgage Obligations (3.6%)
98	American Home Mortgage Assets 2007-5 A3	5.431		06/25/47	88,200
167	American Home Mortgage Investment Trust - 2007-1 GA1C	5.321		05/25/47	163,787
100	American Home Mortgage Investment TrusT- 2006-1	5.70		03/25/46	81,422
116	Bear Stearns Mortgae Fuding Trust Ser 2006-AR4 A1	5.341		12/25/36	113,567
122	Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.291		12/25/36	119,444
186	Countrywide Alternative Loan Trust - 2007-0A8	5.361		06/25/47	180,881
118	Countrywide Alternative Loan Trust - 2005-56	6.529		11/25/35	117,411
1,020	Countrywide Alternative Loan Trust 2006-OA17 (IO)	1.276		12/20/46	45,565
1,182	Countrywide Alternative Loan Trust - 2006-0A21 (IO)	1.53		03/20/47	60,708
140	DSLA Mortgage Loan Trust - 2007-AR1 2A1A	5.643		04/19/38	136,616
105	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.281	+	09/25/45	103,696
211	Federal National Mortgage Assoc. 2006-118 A2	5.191	+	12/25/36	208,809
151	Federal National Mortgage Assoc. 2006-28 1A1	5.241	+	03/25/36	149,881
357	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	122,689
1,846	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	+	03/25/36	38,079
163	Harborview Mortgage Loan Trust 2006-14 2A1A	5.653		03/19/38	158,802
50	Harborview Mortgage Loan Trust 2006-SB1 M1	5.92		12/19/36	40,533
75	Mastr Adjustable Rate Mortgages Trust	5.981		05/25/47	54,000
97	Residential Accredit Loans Inc 2007-QO4 A1	5.331		05/25/47	95,370
97	Residential Accredit Loans Inc 2007-QO4 A2	5.391		05/25/47	94,873
97	Residential Accredit Loans Inc 2007-QO4 A3	5.431		05/25/47	93,412
120	Residential Accredit Loans, Inc. 2007-Q03 A3	5.391		03/25/47	113,857
2,599	Wamu Mortgage Pass-Through Certificates 2005-AR6 X (IO)	1.166		04/25/45	35,731
193	Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B	5.361		07/25/47	187,677
81	WAMU Mortgage Pass -Through Certificates 2005-AR13	6.433		10/25/45	80,437

	Total Collateral Mortgage Obligations (Cost $2,684,327)				2,685,447

NUMBER OF
CONTRACTS
	PUT OPTIONS PURCHASED (0.0%)
75	March/2008 @ 94.50			1,125
18	December/2007 @ 94.75			700

	TOTAL PUT OPTIONS PURCHASED (Cost $6,185)			1,825

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENTS (2.3%)
	U.S. Government Agencies & Obligations (a) (0.1%)
$100	U.S. Treasury Bill*** (Cost $98,614)	4.845%	01/10/08	98,621

NUMBER
OF SHARES (000)
	Investment Company (b) (2.2%)
1,625	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,625,022)			1,625,022

	Total Short-Term Investments (Cost $1,723,636)			1,723,643

	TOTAL INVESTMENTS (Cost $67,633,755) (c) (d)		103.7%	76,569,375
	LIABILITIES IN EXCESS OF OTHER ASSETS		(3.7)	(2,759,256)
	NET ASSETS		100.0%	$73,810,119

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $59,920.
+	Floating rate security, rate shown is the rate in effect at September 30, 2007.
++	Security purchased on a forward commitment basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $25,833.

(c)

Securities have been designated as collateral in an amount equal to $21,337,854. in connection with securities purchased on a forward commitment basis, open futures contracts and open credit default and interest rate swap contracts.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,912,908 and the aggregate gross unrealized depreciation is $1,977,288, resulting in net unrealized appreciation of $8,935,620.

Credit Default Swap Contracts Open at September 30, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Sale Contracts:

Goldman Sachs International
The Hartford Financial Services Group Inc.	Buy	$130	0.120%	December 20, 2011	$649

Goldman Sachs International
Motorola, Inc.	Buy	$50	0.150%	December 20, 2011	$277

Goldman Sachs International
Motorola, Inc.	Buy	$90	0.157%	December 20, 2011	$474

Goldman Sachs International
Union Pacific Corporation	Buy	$60	0.200%	December 20, 2011	$46

Goldman Sachs International
Chubb Corp.	Buy	$120	0.100%	March 20, 2012	$677

Citigroup Global Markets, Inc.
Covidien Ltd.	Buy	$49.995	0.430%	March 20, 2012	$(274)

Citigroup Global Markets, Inc.
Covidien Ltd.	Buy	$24.997	0.430%	March 20, 2012	$(137)

Goldman Sachs International
Dell International	Buy	$60	0.220%	March 20, 2012	$(73)

Citigroup Global Markets, Inc.
Tyco Electronics Corp.	Buy	$49.995	0.430%	March 20, 2012	$14

Citigroup Global Markets, Inc.
Tyco Electronics Corp.	Buy	$24.997	0.430%	March 20, 2012	$7

Citigroup Global Markets, Inc.
Tyco International Ltd.	Buy	$50.010	0.430%	March 20, 2012	$14

Citigroup Global Markets, Inc.
Tyco International Ltd.	Buy	$25.006	0.430%	March 20, 2012	$7

J. P. Morgan Securities, Inc
Belo Corp.	Buy	$25	1.180%	June 20, 2014	$263

J. P. Morgan Securities, Inc
Belo Corp.	Buy	$60	1.300%	June 20, 2014	$235

			Net Unrealized Appreciation		$2,179

Interest Rate Swap Contracts Open at September 30, 2007:

	NOTIONAL		PAYMENTS			UNREALIZED
	AMOUNT	PAYMENTS	RECEIVED BE		TERMINATION	APPRECIATION
CONTERPARTY	(000)	MADE BY TRUST	TRUST+		DATE	(DEPRECIATION)

Citibank N. A.	$1,600	Fixed Rate 5.498%	Floating Rate BMA	5.337%	5/24/2017	$17,424

Citibank Capital Market	$700	Fixed Rate 5.36%	Floating Rate BMA	5.448%	8/9/2017	13,265

Citibank N. A.	$1,400	Fixed Rate 5.20%	Floating Rate BMA	5.238%	9/27/2017	3,836

Deutsche Bank	$675	Fixed Rate 5.505%	Floating Rate BMA	5.388%	5/25/2017	9,963

J. P. Morgan Chase Co.	$1,600	Fixed Rate 5.498%	Floating Rate BMA	5.340%	5/24/2017	17,728

J. P. Morgan Chase Co.	$850	Fixed Rate 5.36%	Floating Rate BMA	5.448%	5/29/2017	16,329

J. P. Morgan Chase Co.	$1,250	Fixed Rate 5.725%	Floating Rate BMA	5.088%	9/11/2017	(12,350)

			Net Unrealized Appreciation			$66,195

+ Floating rate represents USD -3 month LIBOR.

Futures Contracts Open at Sept 30,2007 :

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT OF VALUE	(DEPRECIATION)

2	Long	90 Day Euro $ Future
		March 2008	$477,400	$2,108
2	Long	90 Day Euro $ Future
		March 2009	478,075	2,583
2	Long	90 Day Euro $ Future
		June 2008	478,125	2,408
2	Long	90 Day Euro $ Future
		June 2009	477,500	(465)
2	Long	90 Day Euro $ Future
		September 2008	478,450	2,633
2	Long	90 Day Euro $ Future
		December 2007	475,775	1,258
2	Long	90 Day Euro $ Future
		December 2008	478,425	2,708
23	Long	U.S. Treasury Note 5 Year,
		December 2007	2,461,719	14,726
21	Long	U.S. Treasury Note 2 Year,
		December 2007	4,347,984	12,662
28	Short	U.S. Treasury Note 10 Year,
		December 2007	(3,059,875)	5,354
50	Short	U.S. Treasury Bond 20 Year,
		December 2007	(5,567,188)	4,342

		Net Unrealized Appreciation		$50,317

Morgan Stanley Select Dimensions - Utilities Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.5%)
	Electric Utilities (59.4%)
83,000	AES Corp. (The)*	$1,663,320
31,000	Allegheny Energy, Inc.*	1,620,060
18,000	Ameren Corp.	945,000
38,000	American Electric Power Co., Inc.	1,751,040
20,000	Consolidated Edison, Inc.	926,000
20,000	Constellation Energy Group, Inc.	1,715,800
12,000	Covanta Holding Corp.	294,120
22,000	Dominion Resources, Inc.	1,854,600
28,000	DPL, Inc.	735,280
14,000	DTE Energy Co.	678,160
63,710	Duke Energy Corp.	1,190,740
39,000	Edison International	2,162,550
19,500	Entergy Corp.	2,111,655
33,000	Exelon Corp.	2,486,880
32,000	FirstEnergy Corp.	2,026,880
35,000	FPL Group, Inc.	2,130,800
23,000	Mirant Corp.*	935,640
26,000	NSTAR	905,060
42,000	PG&E Corp.	2,007,600
12,400	Pinnacle West Capital Corp.	489,924
46,000	PPL Corp.	2,129,800
26,000	Public Service Enterprise Group	2,287,740
29,000	Reliant Energy, Inc.*	742,400
33,000	SCANA Corp.	1,278,420
43,000	Southern Co. (The)	1,560,040
29,000	TXU Corp.	1,985,630
22,000	Wisconsin Energy Corp.	990,660
		39,605,799
	Energy (21.0%)
34,000	AGL Resources, Inc.	1,347,080
48,620	Dynegy, Inc. (Class A)*	449,249
25,000	Equitable Resources, Inc.	1,296,750
42,750	MDU Resources Group, Inc.	1,190,160
19,000	New Jersey Resources Corp.	942,210
53,000	NRG Energy, Inc.*	2,241,370
8,000	Peabody Energy Corp.	382,960
29,000	Questar Corp.	1,523,370
35,000	Sempra Energy	2,034,200
31,355	Spectra Energy Corp.	767,570
54,000	Williams Companies, Inc. (The)	1,839,240
		14,014,159
	Telecommunications (19.1%)
19,160	ALLTEL Corp.	1,335,069
16,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,024,000
26,000	American Tower Corp. (Class A)*	1,132,040
61,309	AT&T Inc.	2,593,984
19,000	Citizens Communications Co.	272,080
6,000	NII Holdings Inc.*	492,900
28,000	Rogers Communications, Inc. (Class B)	1,274,840
15,400	Telefonica de Espana S.A. (ADR) (Spain)	1,290,212
32,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	1,051,840
38,394	Verizon Communications, Inc.	1,700,086
41,979	Windstream Corp.	592,743
		12,759,794
	TOTAL COMMON STOCKS (Cost $32,213,560)	66,379,752

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (0.8%)
	Investment Company
$568	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $568,390)		568,390

	TOTAL INVESTMENTS (Cost $32,781,950) (b)	100.3%	66,948,142
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(213,526)
	NET ASSETS	100.0%	$66,734,616

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $16,109.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,180,181 and the aggregate gross unrealized depreciation is $13,989, resulting in net unrealized appreciation of $34,166,192.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.8%)
	Aerospace & Defense (3.6%)
27,734	Boeing Co. (The)	$2,911,793
50,808	Northrop Grumman Corp.	3,963,024
18,900	Raytheon Co.	1,206,198
		8,081,015
	Aluminum (1.7%)
97,800	Alcoa, Inc.	3,825,936

	Apparel/Footwear (0.7%)
20,649	V.F. Corp.	1,667,407

	Beverages: Alcoholic (0.5%)
13,136	Diageo PLC (ADR) (United Kingdom)	1,152,421

	Beverages: Non-Alcoholic (3.8%)
116,283	PepsiCo, Inc.	8,518,893

	Chemicals: Agricultural (1.0%)
26,613	Monsanto Co.	2,281,799

	Computer Communications (2.8%)
194,929	Cisco Systems, Inc.*	6,454,099

	Computer Peripherals (2.3%)
255,931	EMC Corp.*	5,323,365

	Computer Processing Hardware (1.1%)
91,011	Dell Inc.*	2,511,904

	Contract Drilling (1.0%)
69,900	Nabors Industries, Ltd. (Bermuda)*	2,150,823

	Data Processing Services (1.8%)
86,657	Automatic Data Processing, Inc.	3,980,156

	Department Stores (0.6%)
44,176	Macy’s, Inc.	1,427,768

	Discount Stores (1.7%)
59,386	Target Corp.	3,775,168

	Drugstore Chains (1.8%)
76,863	CVS Caremark Corp.	3,046,081
200,700	Rite Aid Corp.*	927,234
		3,973,315
	Electric Utilities (1.6%)
46,409	Exelon Corp.	3,497,382

	Electronic Production Equipment (0.8%)
88,300	Applied Materials, Inc.	1,827,810

	Financial Conglomerates (8.1%)
54,750	American Express Co.	3,250,508
114,627	Citigroup, Inc.	5,349,642
112,159	JPMorgan Chase & Co.	5,139,125
44,894	Prudential Financial, Inc.	4,380,757
		18,120,032

	Food: Major Diversified (0.7%)
47,114	Kraft Foods Inc. (Class A)	1,625,904

	Home Improvement Chains (0.5%)
31,400	Home Depot, Inc. (The)	1,018,616

	Household/Personal Care (3.6%)
114,762	Procter & Gamble Co. (The)	8,072,359

	Industrial Conglomerates (8.3%)
34,500	3M Co.	3,228,510
181,099	General Electric Co.	7,497,499
96,199	United Technologies Corp.	7,742,096
		18,468,105
	Information Technology Services (1.5%)
82,977	Accenture Ltd. (Class A) (Bermuda)	3,339,824

	Integrated Oil (4.1%)
98,521	Exxon Mobil Corp.	9,119,104

	Internet Software/Services (0.5%)
2,094	Google Inc. (Class A)*	1,187,863

	Investment Banks/Brokers (3.3%)
12,233	Goldman Sachs Group, Inc. (The)	2,651,380
39,000	Lehman Brothers Holdings Inc.	2,407,470
32,401	Merrill Lynch & Co., Inc.	2,309,543
		7,368,393
	Life/Health Insurance (1.1%)
16,098	Lincoln National Corp.	1,061,985
18,832	MetLife, Inc.	1,313,155
		2,375,140
	Major Banks (2.1%)
106,605	Bank of New York Mellon Corp.	4,705,545

	Major Telecommunications (3.0%)
84,736	AT&T Inc.	3,585,180
86,100	Sprint Nextel Corp.	1,635,900
34,500	Verizon Communications, Inc.	1,527,660
		6,748,740
	Media Conglomerates (2.3%)
209,260	Time Warner, Inc.	3,842,014
31,092	Viacom Inc. (Class B)*	1,211,655
		5,053,669
	Medical Specialties (2.7%)
7,967	Alcon, Inc. (Switzerland)	1,146,611
35,669	Covidien Ltd.	1,480,264
33,300	Medtronic, Inc.	1,878,453
27,058	Thermo Fisher Scientific, Inc.*	1,561,788
		6,067,116
	Multi-Line Insurance (2.1%)
67,958	American International Group, Inc.	4,597,359

	Office Equipment/Supplies (1.3%)
62,048	Pitney Bowes Inc.	2,818,220

	Oil & Gas Production (1.1%)
40,542	XTO Energy, Inc.	2,507,117

	Oilfield Services/Equipment (4.1%)
30,116	Cameron International Corp.*	2,779,406
37,275	Schlumberger Ltd. (Netherlands Antilles)	3,913,875
37,349	Weatherford International Ltd. (Bermuda)*	2,509,106
		9,202,387

	Other Consumer Services (1.6%)
92,185	eBay Inc.*	3,597,059

	Packaged Software (3.8%)
171,823	Microsoft Corp.	5,061,906
159,100	Oracle Corp.*	3,444,515
		8,506,421
	Pharmaceuticals: Major (6.9%)
46,677	Abbott Laboratories	2,502,821
68,019	Johnson & Johnson	4,468,848
171,784	Pfizer, Inc.	4,196,683
93,599	Wyeth	4,169,835
		15,338,187
	Precious Metals (1.2%)
58,800	Newmont Mining Corp.	2,630,124

	Property - Casualty Insurers (1.5%)
41,310	XL Capital Ltd. (Class A) (Cayman Islands)	3,271,752

	Publishing: Newspapers (0.4%)
20,400	Gannett Co., Inc.	891,480

	Pulp & Paper (0.8%)
49,076	International Paper Co.	1,760,356

	Semiconductors (2.2%)
186,056	Intel Corp.	4,811,408

	Telecommunication Equipment (0.8%)
90,900	Motorola, Inc.	1,684,377

	Tobacco (2.4%)
77,979	Altria Group, Inc.	5,421,880

	TOTAL COMMON STOCKS (Cost $183,853,249)	220,757,798

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (1.9%)
	Investment Company
4,202	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,201,666)		4,201,666

	TOTAL INVESTMENTS (Cost $188,054,915) (b)	100.7%	224,959,464
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(1,453,092)
	NET ASSETS	100.0%	$223,506,372

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $666.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $40,249,251 and the aggregate gross unrealized depreciation is $3,344,702 resulting in net unrealized appreciation of $36,904,549.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.6%)
	Advertising/Marketing Services (0.4%)
35,065	Interpublic Group of Companies, Inc. (The) *	$363,975
7,656	Omnicom Group, Inc.	368,177
		732,152
	Aerospace & Defense (1.8%)
3,764	Boeing Co. (The)	395,182
4,655	General Dynamics Corp.	393,208
5,827	Goodrich Corp.	397,576
3,894	L-3 Communications Holdings, Inc.	397,733
3,742	Lockheed Martin Corp.	405,970
4,854	Northrop Grumman Corp.	378,612
2,637	Precision Castparts Corp.	390,223
6,087	Raytheon Co.	388,472
5,431	Rockwell Collins, Inc.	396,680
		3,543,656
	Agricultural Commodities/Milling (0.2%)
11,659	Archer-Daniels-Midland Co.	385,680

	Air Freight/Couriers (0.6%)
7,158	C.H. Robinson Worldwide, Inc.	388,608
3,572	FedEx Corp.	374,167
5,098	United Parcel Service, Inc. (Class B)	382,860
		1,145,635
	Airlines (0.2%)
25,173	Southwest Airlines Co.	372,560

	Aluminum (0.2%)
10,054	Alcoa, Inc.	393,312

	Apparel/Footwear (1.1%)
7,998	Coach, Inc. *	378,065
17,745	Jones Apparel Group, Inc.	374,952
10,978	Liz Claiborne, Inc.	376,875
6,744	Nike, Inc. (Class B)	395,603
4,682	Polo Ralph Lauren Corp.	364,026
4,469	V.F. Corp.	360,872
		2,250,393
	Apparel/Footwear Retail (0.9%)
4,837	Abercrombie & Fitch Co. (Class A)	390,346
20,817	Gap, Inc. (The)	383,865
15,901	Limited Brands, Inc.	363,974
7,603	Nordstrom, Inc.	356,505
12,833	TJX Companies, Inc. (The)	373,055
		1,867,745

	Auto Parts: O.E.M. (0.4%)
3,908	Eaton Corp.	387,048
3,297	Johnson Controls, Inc.	389,409
		776,457
	Automotive Aftermarket (0.2%)
12,601	Goodyear Tire & Rubber Co. (The) *	383,196

	Beverages: Alcoholic (0.8%)
7,636	Anheuser-Busch Companies, Inc.	381,724
5,187	Brown-Forman Corp. (Class B)	388,558
16,056	Constellation Brands Inc. (Class A) *	388,716
3,924	Molson Coors Brewing Co. (Class B)	391,105
		1,550,103
	Beverages: Non-Alcoholic (0.8%)
6,828	Coca-Cola Co. (The)	392,405
15,924	Coca-Cola Enterprises Inc.	385,679
10,522	Pepsi Bottling Group, Inc. (The)	391,103
5,405	PepsiCo, Inc.	395,970
		1,565,157
	Biotechnology (1.2%)
6,891	Amgen Inc. *	389,824
5,730	Biogen Idec Inc. *	380,071
5,467	Celgene Corp. *	389,852
6,252	Genzyme Corp. *	387,374
9,622	Gilead Sciences, Inc. *	393,251
5,044	Millipore Corp. *	382,335
		2,322,707
	Broadcasting (0.2%)
10,470	Clear Channel Communications, Inc.	391,997

	Building Products (0.3%)
10,161	American Standard Companies, Inc.	361,935
15,388	Masco Corp.	356,540
		718,475
	Cable/Satellite TV (0.4%)
15,388	Comcast Corp. (Class A) *	372,082
15,634	DIRECTV Group, Inc. (The) *	379,594
		751,676
	Casino/Gaming (0.4%)
4,454	Harrah’s Entertainment, Inc.	387,186
9,075	International Game Technology	391,133
		778,319
	Chemicals: Agricultural (0.2%)
4,900	Monsanto Co.	420,126

	Chemicals: Major Diversified (1.0%)
8,753	Dow Chemical Co. (The)	376,904
7,771	E.I. du Pont de Nemours & Co.	385,131
5,711	Eastman Chemical Co.	381,095
18,215	Hercules Inc. *	382,879
6,851	Rohm & Haas Co.	381,395
		1,907,404
	Chemicals: Specialty (0.8%)
4,118	Air Products & Chemicals, Inc.	402,576
6,232	Ashland Inc.	375,229
4,784	Praxair, Inc.	400,708
8,192	Sigma-Aldrich Corp.	399,278
		1,577,791

	Coal (0.4%)
8,532	CONSOL Energy, Inc.	397,591
8,028	Peabody Energy Corp.	384,300
		781,891
	Commercial Printing/Forms (0.2%)
10,456	Donnelley (R.R.) & Sons Co.	382,271

	Computer Communications (0.8%)
22,999	Avaya Inc. *	390,063
11,955	Cisco Systems, Inc. *	395,830
10,771	Juniper Networks, Inc. *	394,326
28,854	QLogic Corp. *	388,086
		1,568,305
	Computer Peripherals (0.6%)
20,292	EMC Corp. *	422,074
9,653	Lexmark International, Inc. (Class A) *	400,889
13,635	Network Appliance, Inc. *	366,918
5,600	Seagate Technology Inc. (Escrow) (a) *	0
		1,189,881
	Computer Processing Hardware (1.0%)
2,678	Apple Inc. *	411,180
13,910	Dell Inc. *	383,916
7,642	Hewlett-Packard Co.	380,495
7,944	NCR Corp. *	395,611
68,104	Sun Microsystems, Inc. *	382,063
		1,953,265
	Construction Materials (0.2%)
4,231	Vulcan Materials Co.	377,194

	Containers/Packaging (0.9%)
7,057	Ball Corp.	379,314
12,211	Bemis Company, Inc.	355,462
12,984	Pactiv Corp. *	372,121
14,063	Sealed Air Corp.	359,450
6,988	Temple-Inland Inc.	367,778
		1,834,125
	Contract Drilling (0.9%)
6,665	ENSCO International Inc.	373,907
12,125	Nabors Industries, Ltd. (Bermuda) *	373,086
7,610	Noble Corp. (Cayman Islands)	373,270
10,256	Rowan Companies, Inc.	375,164
3,382	Transocean Inc. (Cayman Islands) *	382,335
		1,877,762
	Data Processing Services (1.5%)
7,362	Affiliated Computer Services, Inc. (Class A) *	369,867
8,367	Automatic Data Processing, Inc.	384,296
6,954	Computer Sciences Corp. *	388,729
21,380	Convergys Corp. *	371,157
8,141	Fidelity National Information Services, Inc.	361,216
7,446	Fiserv, Inc. *	378,704
8,889	Paychex, Inc.	364,449
18,243	Western Union Co.	382,556
		3,000,974

	Department Stores (0.7%)
17,441	Dillard’s, Inc. (Class A)	380,737
6,094	Kohl’s Corp. *	349,369
11,090	Macy’s, Inc.	358,429
5,525	Penney (J.C.) Co., Inc.	350,119
		1,438,654
	Discount Stores (1.1%)
12,361	Big Lots, Inc. *	368,852
6,360	Costco Wholesale Corp.	390,313
13,539	Family Dollar Stores, Inc.	359,596
2,797	Sears Holdings Corp. *	355,778
5,882	Target Corp.	373,919
8,545	Wal-Mart Stores, Inc.	372,989
		2,221,447
	Drugstore Chains (0.4%)
10,208	CVS Caremark Corp.	404,543
8,504	Walgreen Co.	401,729
		806,272
	Electric Utilities (5.0%)
18,760	AES Corp. (The) *	375,950
7,204	Allegheny Energy, Inc. *	376,481
7,243	Ameren Corp.	380,257
8,382	American Electric Power Co., Inc.	386,243
23,193	CenterPoint Energy, Inc.	371,784
23,257	CMS Energy Corp.	391,183
8,219	Consolidated Edison, Inc.	380,540
4,359	Constellation Energy Group, Inc.	373,959
4,482	Dominion Resources, Inc.	377,833
7,845	DTE Energy Co.	380,012
20,584	Duke Energy Corp.	384,715
6,746	Edison International	374,066
3,524	Entergy Corp.	381,614
4,967	Exelon Corp.	374,313
5,967	FirstEnergy Corp.	377,950
6,120	FPL Group, Inc.	372,586
7,393	Integrys Energy Group, Inc.	378,743
8,011	PG&E Corp.	382,926
9,242	Pinnacle West Capital Corp.	365,151
7,858	PPL Corp.	363,825
8,100	Progress Energy, Inc.	379,485
4,337	Public Service Enterprise Group	381,613
10,425	Southern Co. (The)	378,219
23,183	TECO Energy, Inc.	380,897
5,680	TXU Corp.	388,910
17,536	Xcel Energy, Inc.	377,725
		9,836,980
	Electrical Products (0.6%)
7,331	Cooper Industries Ltd. (Class A) (Bermuda)	374,541
7,692	Emerson Electric Co.	409,368
13,464	Molex Inc.	362,586
		1,146,495

	Electronic Components (1.0%)
15,608	Jabil Circuit, Inc.	356,487
6,562	MEMC Electronic Materials, Inc. *	386,239
7,203	SanDisk Corp. *	396,885
110,351	Solectron Corp. *	430,369
10,981	Tyco Electronics Ltd. (Bermuda)	389,057
		1,959,037
	Electronic Equipment/Instruments (1.0%)
10,462	Agilent Technologies, Inc. *	385,839
27,406	JDS Uniphase Corp. *	409,994
5,518	Rockwell Automation, Inc.	383,556
13,049	Tektronix, Inc.	361,979
22,140	Xerox Corp. *	383,908
		1,925,276
	Electronic Production Equipment (0.7%)
18,129	Applied Materials, Inc.	375,270
6,756	KLA-Tencor Corp.	376,850
13,333	Novellus Systems, Inc. *	363,458
25,758	Teradyne, Inc. *	355,460
		1,471,038
	Electronics/Appliance Stores (0.5%)
8,258	Best Buy Co., Inc.	380,033
43,163	Circuit City Stores - Circuit City Group	341,419
16,742	RadioShack Corp.	345,890
		1,067,342
	Electronics/Appliances (0.5%)
14,021	Eastman Kodak Co.	375,202
4,321	Harman International Industries, Inc.	373,853
3,983	Whirlpool Corp.	354,885
		1,103,940
	Engineering & Construction (0.2%)
2,735	Fluor Corp.	393,785

	Environmental Services (0.4%)
29,681	Allied Waste Industries, Inc. *	378,433
10,135	Waste Management, Inc.	382,495
		760,928
	Finance/Rental/Leasing (1.7%)
8,946	American Capital Strategies, Ltd.	382,263
5,299	Capital One Financial Corp.	352,013
9,178	CIT Group, Inc.	368,956
18,731	Countrywide Financial Corp.	356,076
16,398	Discover Financial Services	341,078
6,157	Fannie Mae	374,407
6,399	Freddie Mac	377,605
7,726	Ryder System, Inc.	378,574
7,603	SLM Corp.	377,641
		3,308,613

	Financial Conglomerates (1.2%)
6,558	American Express Co.	389,348
7,777	Citigroup, Inc.	362,953
8,193	JPMorgan Chase & Co.	375,403
8,023	Leucadia National Corp.	386,869
6,442	Principal Financial Group, Inc.	406,426
4,068	Prudential Financial, Inc.	396,955
		2,317,954
	Financial Publishing/Services (0.6%)
9,668	Equifax, Inc.	368,544
7,233	McGraw-Hill Companies, Inc. (The)	368,232
7,599	Moody’s Corp.	382,990
		1,119,766
	Food Distributors (0.2%)
11,154	SYSCO Corp.	396,971

	Food Retail (0.8%)
13,530	Kroger Co. (The)	385,876
11,694	Safeway Inc.	387,188
9,217	SUPERVALU, Inc.	359,555
8,575	Whole Foods Market, Inc.	419,832
		1,552,451
	Food: Major Diversified (1.4%)
10,376	Campbell Soup Co.	383,912
14,677	ConAgra Foods Inc.	383,510
6,602	General Mills, Inc.	382,982
8,468	Heinz (H.J.) Co.	391,222
6,897	Kellogg Co.	386,232
11,080	Kraft Foods Inc. (Class A)	382,371
23,365	Sara Lee Corp.	389,962
		2,700,191
	Food: Meat/Fish/Dairy (0.3%)
14,079	Dean Foods Co. *	360,141
19,528	Tyson Foods, Inc. (Class A)	348,575
		708,716
	Food: Specialty/Candy (0.6%)
7,965	Hershey Foods Co. (The)	369,656
10,519	McCormick & Co., Inc. (Non-Voting)	378,368
6,136	Wrigley (Wm.) Jr. Co.	394,115
		1,142,139
	Forest Products (0.2%)
5,111	Weyerhaeuser Co.	369,525

	Gas Distributors (1.2%)
42,900	Dynegy, Inc. (Class A) *	396,396
8,928	Nicor Inc.	383,011
18,919	NiSource, Inc.	362,110
7,547	Questar Corp.	396,444
6,453	Sempra Energy	375,048
15,014	Spectra Energy Corp.	367,543
		2,280,552

	Home Building (0.8%)
13,519	Centex Corp.	359,200
26,051	D.R. Horton, Inc.	333,713
13,470	KB Home	337,558
14,507	Lennar Corp. (Class A)	328,584
22,730	Pulte Homes, Inc.	309,355
		1,668,410
	Home Furnishings (0.4%)
18,760	Leggett & Platt, Inc.	359,442
13,394	Newell Rubbermaid, Inc.	386,015
		745,457
	Home Improvement Chains (0.5%)
10,656	Home Depot, Inc. (The)	345,681
12,611	Lowe’s Companies, Inc.	353,360
5,862	Sherwin-Williams Co.	385,192
		1,084,233
	Hospital/Nursing Management (0.4%)
5,966	Manor Care, Inc.	384,210
103,469	Tenet Healthcare Corp. *	347,656
		731,866
	Hotels/Resorts/Cruiselines (1.0%)
7,847	Carnival Corp. (Panama) (units)+	380,030
8,362	Hilton Hotels Corp.	388,749
8,648	Marriott International, Inc. (Class A)	375,929
6,252	Starwood Hotels & Resorts Worldwide, Inc.	379,809
11,443	Wyndham Worldwide Corp. *	374,873
		1,899,390
	Household/Personal Care (1.4%)
10,545	Avon Products, Inc.	395,754
6,228	Clorox Co. (The)	379,846
5,528	Colgate-Palmolive Co.	394,257
8,635	Estee Lauder Companies, Inc. (The) (Class A)	366,642
7,383	International Flavors & Fragrances, Inc.	390,265
5,520	Kimberly-Clark Corp.	387,835
5,565	Procter & Gamble Co. (The)	391,442
		2,706,041
	Industrial Conglomerates (1.8%)
4,212	3M Co.	394,159
4,666	Danaher Corp.	385,925
9,361	General Electric Co. **	387,545
6,579	Honeywell International, Inc.	391,253
7,178	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	390,986
5,768	ITT Corp.	391,820
6,195	Textron, Inc.	385,391
8,254	Tyco International Ltd. (Bermuda)	365,982
4,862	United Technologies Corp.	391,294
		3,484,355
	Industrial Machinery (0.4%)
6,675	Illinois Tool Works Inc.	398,097
3,388	Parker Hannifin Corp.	378,880
		776,977

	Industrial Specialties (0.4%)
8,344	Ecolab Inc.	393,837
5,149	PPG Industries, Inc.	389,007
		782,844
	Information Technology Services (1.0%)
9,947	Citrix Systems, Inc. *	401,063
5,034	Cognizant Technology Solutions Corp. (Class A) *	401,562
16,757	Electronic Data Systems Corp.	365,973
3,307	International Business Machines Corp.	389,565
51,445	Unisys Corp. *	340,566
		1,898,729
	Insurance Brokers/Services (0.4%)
8,806	AON Corp.	394,597
14,793	Marsh & McLennan Companies, Inc.	377,222
		771,819
	Integrated Oil (1.0%)
4,072	Chevron Corp.	381,058
4,342	ConocoPhillips	381,097
4,183	Exxon Mobil Corp.	387,178
5,691	Hess Corp.	378,622
5,550	Murphy Oil Corp.	387,890
		1,915,845
	Internet Retail (0.4%)
4,229	Amazon.com, Inc. *	393,931
13,100	IAC/InterActiveCorp. *	388,677
		782,608
	Internet Software/Services (0.8%)
12,179	Akamai Technologies, Inc. *	349,903
690	Google Inc. (Class A) *	391,416
11,499	VeriSign, Inc. *	387,976
14,894	Yahoo! Inc. *	399,755
		1,529,050
	Investment Banks/Brokers (1.7%)
6,307	Ameriprise Financial, Inc.	398,035
3,131	Bear Stearns Companies, Inc. (The)	384,518
18,503	Charles Schwab Corp. (The)	399,665
710	CME GROUP INC	417,019
27,148	E*TRADE Group, Inc. *	354,553
1,839	Goldman Sachs Group, Inc. (The)	398,585
5,858	Lehman Brothers Holdings Inc.	361,614
4,915	Merrill Lynch & Co., Inc.	350,341
5,700	Morgan Stanley	359,100
		3,423,430
	Investment Managers (1.2%)
10,170	Federated Investors, Inc. (Class B)	403,749
2,964	Franklin Resources, Inc.	377,910
13,626	Janus Capital Group, Inc.	385,343
4,480	Legg Mason, Inc.	377,619
7,168	Price (T.) Rowe Group, Inc.	399,186
5,770	State Street Corp.	393,283
		2,337,090

	Life/Health Insurance (1.2%)
6,993	AFLAC,Inc.	398,881
11,851	Genworth Financial Inc. (Class A)	364,181
5,919	Lincoln National Corp.	390,476
5,581	MetLife, Inc.	389,163
6,066	Torchmark Corp.	378,033
15,884	UnumProvident Corp.	388,681
		2,309,415
	Major Banks (2.4%)
7,536	Bank of America Corp.	378,835
8,792	Bank of New York Mellon Corp.	388,079
9,289	BB&T Corp.	375,183
6,843	Comerica, Inc.	350,909
20,823	Huntington Bancshares, Inc.	353,575
11,033	KeyCorp	356,697
14,111	National City Corp.	354,045
5,517	PNC Financial Services Group, Inc.	375,708
12,039	Regions Financial Corp.	354,910
4,734	SunTrust Banks, Inc.	358,222
11,666	U.S. Bancorp	379,495
7,525	Wachovia Corp.	377,379
10,655	Wells Fargo & Co.	379,531
		4,782,568
	Major Telecommunications (0.9%)
5,557	ALLTEL Corp.	387,212
9,079	AT&T Inc.	384,132
6,337	Embarq Corp.	352,337
19,653	Sprint Nextel Corp.	373,407
8,701	Verizon Communications, Inc.	385,280
		1,882,368
	Managed Health Care (1.2%)
7,378	Aetna, Inc.	400,404
7,304	CIGNA Corp.	389,230
6,448	Coventry Health Care, Inc. *	401,130
5,751	Humana, Inc. *	401,880
7,689	UnitedHealth Group Inc.	372,378
4,834	WellPoint Inc. *	381,499
		2,346,521
	Media Conglomerates (1.0%)
12,224	CBS Corp. (Class B)	385,056
11,160	Disney (Walt) Co. (The)	383,792
17,433	News Corp. (Class A)	383,352
20,305	Time Warner, Inc.	372,800
9,606	Viacom Inc. (Class B) *	374,346
		1,899,346

	Medical Distributors (0.8%)
8,105	AmerisourceBergen Corp.	367,400
5,815	Cardinal Health, Inc.	363,612
6,754	McKesson Corp.	397,068
10,066	Patterson Companies, Inc. *	388,648
		1,516,728

	Medical Specialties (3.3%)
11,167	Applera Corp. - Applied Biosystems Group	386,825
4,472	Bard (C.R.), Inc.	394,386
6,059	Bausch & Lomb, Inc.	387,776
6,802	Baxter International, Inc.	382,817
4,717	Becton, Dickinson & Co.	387,030
26,714	Boston Scientific Corp. *	372,660
8,643	Covidien Ltd. (Bermuda)	358,684
9,467	Hospira, Inc. *	392,407
6,826	Medtronic, Inc.	385,055
9,616	Pall Corp.	374,062
13,325	PerkinElmer, Inc.	389,223
8,530	St. Jude Medical, Inc. *	375,917
5,678	Stryker Corp.	390,419
6,725	Thermo Fisher Scientific, Inc. *	388,167
9,710	Varian Medical Systems, Inc. *	406,752
5,733	Waters Corp. *	383,652
4,634	Zimmer Holdings, Inc. *	375,308
		6,531,140
	Miscellaneous Commercial Services (0.2%)
10,078	Cintas Corp.	373,894

	Miscellaneous Manufacturing (0.2%)
7,607	Dover Corp.	387,577

	Motor Vehicles (0.6%)
46,920	Ford Motor Co. *	398,351
11,052	General Motors Corp.	405,608
7,644	Harley-Davidson, Inc.	353,229
		1,157,188
	Multi-Line Insurance (0.8%)
5,761	American International Group, Inc.	389,732
4,095	Hartford Financial Services Group, Inc. (The)	378,992
7,914	Loews Corp.	382,642
6,513	SAFECO Corp.	398,726
		1,550,092
	Office Equipment/Supplies (0.4%)
6,514	Avery Dennison Corp.	371,428
8,409	Pitney Bowes Inc.	381,937
		753,365
	Oil & Gas Pipelines (0.4%)
22,386	El Paso Corp.	379,890
11,530	Williams Companies, Inc. (The)	392,712
		772,602
	Oil & Gas Production (1.4%)
7,211	Anadarko Petroleum Corp.	387,591
4,349	Apache Corp.	391,671
10,859	Chesapeake Energy Corp.	382,888
4,552	Devon Energy Corp.	378,726
5,184	EOG Resources, Inc.	374,959
5,995	Occidental Petroleum Corp.	384,160
6,142	XTO Energy, Inc.	379,821
		2,679,816

	Oil Refining/Marketing (0.5%)
6,454	Marathon Oil Corp.	368,007
5,035	Sunoco, Inc.	356,377
5,435	Valero Energy Corp.	365,123
		1,089,507
	Oilfield Services/Equipment (1.3%)
4,256	Baker Hughes Inc.	384,615
13,885	BJ Services Co.	368,647
9,914	Halliburton Co.	380,698
2,670	National-Oilwell Varco, Inc. *	385,815
3,636	Schlumberger Ltd. (Netherlands Antilles)	381,780
5,218	Smith International, Inc.	372,565
5,567	Weatherford International Ltd. (Bermuda) *	373,991
		2,648,111
	Other Consumer Services (0.6%)
6,576	Apollo Group, Inc. (Class A) *	395,546
18,448	Block (H&R), Inc.	390,729
9,894	eBay Inc. *	386,064
		1,172,339
	Other Consumer Specialties (0.2%)
4,787	Fortune Brands, Inc.	390,093

	Packaged Software (2.0%)
9,205	Adobe Systems, Inc. *	401,890
7,926	Autodesk, Inc. *	396,062
12,259	BMC Software, Inc. *	382,849
14,881	CA Inc.	382,739
45,686	Compuware Corp. *	366,402
13,002	Intuit Inc. *	393,961
13,483	Microsoft Corp. **	397,209
50,215	Novell, Inc. *	383,643
17,560	Oracle Corp. *	380,174
20,029	Symantec Corp. *	388,162
		3,873,091
	Personnel Services (0.4%)
10,813	Monster Worldwide Inc. *	368,291
11,895	Robert Half International, Inc.	355,185
		723,476
	Pharmaceuticals: Generic Drugs (0.6%)
7,128	Barr Pharmaceuticals Inc. *	405,654
23,929	Mylan Laboratories, Inc.	381,907
12,181	Watson Pharmaceuticals, Inc. *	394,664
		1,182,225
	Pharmaceuticals: Major (1.5%)
7,093	Abbott Laboratories	380,327
13,316	Bristol-Myers Squibb Co.	383,767
6,702	Eli Lilly & Co.	381,545
5,930	Johnson & Johnson	389,601
7,452	Merck & Co., Inc.	385,194
15,824	Pfizer, Inc.	386,580
12,037	Schering-Plough Corp.	380,730
8,125	Wyeth	361,969
		3,049,713

	Pharmaceuticals: Other (0.6%)
6,168	Allergan, Inc.	397,651
9,863	Forest Laboratories, Inc. *	367,791
31,341	King Pharmaceuticals, Inc. *	367,317
		1,132,759
	Precious Metals (0.4%)
3,553	Freeport-McMoRan Copper & Gold, Inc.	372,674
8,119	Newmont Mining Corp.	363,163
		735,837
	Property - Casualty Insurers (1.4%)
6,538	ACE Ltd. (Cayman Islands)	396,007
6,627	Allstate Corp. (The)	378,998
7,392	Chubb Corp. (The)	396,507
8,918	Cincinnati Financial Corp.	386,239
19,022	Progressive Corp. (The)	369,217
7,578	Travelers Companies, Inc. (The)	381,477
5,014	XL Capital Ltd. (Class A) (Cayman Islands)	397,109
		2,705,554
	Publishing: Books/Magazines (0.2%)
6,755	Meredith Corp.	387,062

	Publishing: Newspapers (1.0%)
6,483	Dow Jones & Co., Inc.	387,035
8,152	Gannett Co., Inc.	356,242
18,542	New York Times Co. (The) (Class A)	366,390
9,044	Scripps (E.W.) Co. (Class A)	379,848
13,566	Tribune Co.	370,623
		1,860,138
	Pulp & Paper (0.4%)
10,768	International Paper Co.	386,248
11,910	MeadWestvaco Corp.	351,702
		737,950
	Railroads (0.8%)
4,576	Burlington Northern Santa Fe Corp.	371,434
9,282	CSX Corp.	396,620
7,484	Norfolk Southern Corp.	388,494
3,421	Union Pacific Corp.	386,778
		1,543,326
	Real Estate Development (0.2%)
12,662	CB Richard Ellis Group, Inc. (Class A) *	352,510

	Real Estate Investment Trusts (2.7%)
8,117	Apartment Investment & Management Co. (Class A)	366,320
6,528	Archstone-Smith Trust	392,594
3,141	AvalonBay Communities, Inc.	370,826
3,717	Boston Properties, Inc.	386,196
6,993	Developers Diversified Realty Corp.	390,699
8,792	Equity Residential	372,429
7,150	General Growth Properties, Inc.	383,383
17,005	Host Hotels & Resorts Inc.	381,592
8,439	Kimco Realty Corp.	381,527
8,579	Plum Creek Timber Co., Inc.	383,996
5,947	ProLogis	394,583
4,898	Public Storage, Inc.	385,228
3,867	Simon Property Group, Inc.	386,700
3,490	Vornado Realty Trust	381,632
		5,357,705

	Recreational Products (0.8%)
16,420	Brunswick Corp.	375,361
6,903	Electronic Arts Inc. *	386,499
13,303	Hasbro, Inc.	370,888
15,735	Mattel, Inc.	369,143
		1,501,891
	Regional Banks (1.5%)
10,135	Commerce Bancorp, Inc.	393,035
10,426	Fifth Third Bancorp	353,233
12,662	First Horizon National Corp.	337,569
3,589	M&T Bank Corp.	371,282
8,490	Marshall & Ilsley Corp.	371,607
5,896	Northern Trust Corp.	390,728
12,943	Synovus Financial Corp.	363,051
5,058	Zions Bancorporation	347,333
		2,927,838
	Restaurants (1.0%)
8,812	Darden Restaurants, Inc.	368,870
7,047	McDonald’s Corp.	383,850
14,057	Starbucks Corp. *	368,293
10,896	Wendy’s International, Inc.	380,379
11,265	Yum! Brands, Inc.	381,095
		1,882,487
	Savings Banks (0.5%)
25,812	Hudson City Bancorp, Inc.	396,989
20,440	Sovereign Bancorp, Inc.	348,298
9,984	Washington Mutual, Inc.	352,535
		1,097,822
	Semiconductors (2.7%)
29,165	Advanced Micro Devices, Inc. *	384,978
15,360	Altera Corp.	369,869
10,551	Analog Devices, Inc.	381,524
10,691	Broadcom Corp. (Class A) *	389,580
14,927	Intel Corp.	386,012
11,027	Linear Technology Corp.	385,835
54,096	LSI Logic Corp. *	401,392
12,416	Maxim Integrated Products, Inc.	364,410
10,019	Microchip Technology Inc.	363,890
34,232	Micron Technology, Inc. *	379,975
14,664	National Semiconductor Corp.	397,688
11,196	NVIDIA Corp. *	405,743
10,545	Texas Instruments Inc.	385,842
14,371	Xilinx, Inc.	375,658
		5,372,396
	Services to the Health Industry (1.0%)
7,167	Express Scripts, Inc. *	400,062
13,065	IMS Health Inc.	400,312
4,976	Laboratory Corp. of America Holdings *	389,272
4,366	Medco Health Solutions Inc. *	394,643
6,815	Quest Diagnostics Inc.	393,703
		1,977,992

	Specialty Insurance (0.7%)
5,631	Ambac Financial Group, Inc.	354,246
7,054	Assurant, Inc.	377,389
6,290	MBIA Inc.	384,005
10,787	MGIC Investment Corp.	348,528
		1,464,168
	Specialty Stores (1.3%)
20,764	AutoNation, Inc. *	367,938
3,225	AutoZone, Inc. *	374,551
10,988	Bed Bath & Beyond Inc. *	374,911
18,779	Office Depot, Inc. *	387,223
11,533	OfficeMax Inc.	395,236
16,277	Staples, Inc.	349,793
7,440	Tiffany & Co.	389,484
		2,639,136
	Specialty Telecommunications (0.8%)
8,523	CenturyTel, Inc.	393,933
27,743	Citizens Communications Co.	397,280
41,211	Qwest Communications International, Inc. *	377,493
26,723	Windstream Corp.	377,329
		1,546,035
	Steel (0.6%)
3,615	Allegheny Technologies, Inc.	397,469
6,490	Nucor Corp.	385,960
3,682	United States Steel Corp.	390,071
		1,173,500
	Telecommunication Equipment (1.0%)
10,221	Ciena Corp. *	389,216
15,878	Corning Inc. *	391,393
21,585	Motorola, Inc.	399,970
9,332	QUALCOMM, Inc.	394,370
37,826	Tellabs, Inc. *	360,104
		1,935,053
	Tobacco (0.6%)
5,634	Altria Group, Inc.	391,732
6,094	Reynolds American, Inc.	387,517
7,489	UST, Inc.	371,454
		1,150,703
	Tools/Hardware (0.6%)
4,498	Black & Decker Corp.	374,683
7,874	Snap-On, Inc.	390,078
6,795	Stanley Works (The)	381,403
		1,146,164
	Trucks/Construction/Farm Machinery (1.0%)
4,941	Caterpillar Inc.	387,523
2,936	Cummins Inc.	375,485
2,622	Deere & Co.	389,157
4,292	PACCAR, Inc.	365,893
4,620	Terex Corp. *	411,272
		1,929,330

	Wholesale Distributors (0.4%)
7,639	Genuine Parts Co.	381,950
4,239	Grainger (W.W.), Inc.	386,554
		768,504
	TOTAL COMMON STOCKS (Cost $105,175,871)	189,763,460

NUMBER OF
WARRANTS
WARRANT (0.0%)
Aerospace & Defense
111	Raytheon Co. (06/16/11) (Cost $1,354) *	3,078

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b)(3.2%)
	Investment Company
6,236	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $6,235,634)		6,235,634

	TOTAL INVESTMENTS (Cost $111,412,859)(c)(d)	99.8%	196,002,172
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	358,210
	NET ASSETS	100.0%	$196,360,382

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $79,500.
†	Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determind in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $ for the period ended September 30, 2007.

(c)	Securities have been designated as collateral in an amount equal to $1,965,525 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $87,988,822, and the aggregate gross unrealized depreciation is $3,399,509, resulting in net unrealized appreciation of $84,589,313.

Futures Contracts Open at September 30, 2007:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

3	Long	S&P Midcap 400 Index
		December 2007	$1,339,950	$39,888

10	Long	S&P 500 Mini Index
		December 2007	769,050	24,059

Total Unrealized Appreciation				$63,947

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (92.7%)
	Air Freight/Couriers (3.3%)
18,052	C.H. Robinson Worldwide, Inc.	$980,043
15,949	Expeditors International of Washington, Inc.	754,388
		1,734,431
	Apparel/Footwear Retail (1.8%)
11,999	Abercrombie & Fitch Co. (Class A)	968,319

	Biotechnology (1.6%)
5,690	Genentech, Inc. *	443,934
5,537	Gen-Probe Inc. *	368,653
		812,587
	Broadcasting (2.1%)
45,830	Grupo Televisa S.A. (ADR) (Mexico)	1,107,711

	Casino/Gaming (4.4%)
14,714	Wynn Resorts, Ltd. *	2,318,338

	Chemicals: Agricultural (6.6%)
40,093	Monsanto Co.	3,437,574

	Computer Communications (1.9%)
30,428	Cisco Systems, Inc. *	1,007,471

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a) *	0

	Computer Processing Hardware (2.9%)
9,875	Apple Inc. *	1,516,207

	Construction Materials (1.2%)
21,652	Cemex SAB de C.V. (ADR) (Mexico) *	647,828

	Discount Stores (5.6%)
22,415	Costco Wholesale Corp.	1,375,609
12,402	Sears Holdings Corp. *	1,577,534
		2,953,143
	Financial Conglomerates (8.6%)
31,679	American Express Co.	1,880,782
67,776	Brookfield Asset Management Inc. (Class A) (Canada)	2,609,376
		4,490,158

	Financial Publishing/Services (2.6%)
6,950	McGraw-Hill Companies, Inc. (The)	353,824
20,378	Moody’s Corp.	1,027,051
		1,380,875
	Food Retail (1.3%)
26,089	Tesco PLC (ADR) (United Kingdom)	700,422

	Hotels/Resorts/Cruiselines (1.3%)
7,369	Accor S.A. (France)	654,424

	Information Technology Services (1.4%)
8,508	VMware Inc. (Class A) *	723,180

	Internet Retail (5.5%)
31,187	Amazon.com, Inc. *	2,905,069

	Internet Software/Services (7.5%)
5,662	Google Inc. (Class A) *	3,211,883
27,150	Yahoo! Inc. *	728,706
		3,940,589
	Investment Banks/Brokers (1.8%)
1,604	CME Group Inc.	942,109

	Miscellaneous Commercial Services (1.8%)
12,573	Corporate Executive Board Co. (The)	933,420

	Multi-Line Insurance (1.7%)
18,610	Loews Corp.	899,793

	Oil & Gas Production (3.5%)
29,772	Ultra Petroleum Corp. (Canada) *	1,847,055

	Other Consumer Services (4.9%)
65,780	eBay Inc. *	2,566,736

	Personnel Services (1.0%)
14,795	Monster Worldwide Inc. *	503,918

	Property - Casualty Insurers (2.3%)
305	Berkshire Hathaway Inc. (Class B) *	1,205,360

	Restaurants (2.7%)
53,694	Starbucks Corp. *	1,406,783

	Services to the Health Industry (0.8%)
7,706	Stericycle, Inc. *	440,475

	Steel (1.9%)
16,781	Nucor Corp.	997,966

	Telecommunication Equipment (3.4%)
18,347	Research In Motion Ltd. (Canada) *	1,808,097

	Water Utilities (1.0%)
5,872	Veolia Environnement (ADR) (France)	505,814

	Wholesale Distributors (1.6%)
202,000	Li & Fung Ltd. (Hong Kong)	857,705

	Wireless Telecommunications (4.7%)
26,006	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,664,384
9,494	China Mobile Ltd. (ADR) (Hong Kong)	778,888
		2,443,272
	TOTAL COMMON STOCKS (Cost $34,931,585)	48,656,829

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (6.9%)
	Investment Company
3,595	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,595,150)		3,595,150

	TOTAL INVESTMENTS (Cost $38,526,735) (c)	99.6%	52,251,979
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	208,896
	NET ASSETS	100.0%	$52,460,875

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $15,470 for the period ended September 30, 2007.

(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,570,719 and the aggregate gross unrealized depreciation is $845,475 resulting in net unrealized appreciation of $13,725,244.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (93.9%)
	Air Freight/Couriers (4.6%)
80,469	C.H. Robinson Worldwide, Inc.	$4,368,662
73,876	Expeditors International of Washington, Inc.	3,494,335
		7,862,997
	Apparel/Footwear Retail (2.3%)
49,045	Abercrombie & Fitch Co. (Class A)	3,957,931

	Broadcasting (3.1%)
219,533	Grupo Televisa S.A. (ADR) (Mexico)	5,306,113

	Casino/Gaming (4.8%)
51,672	Wynn Resorts, Ltd. *	8,141,440

	Chemicals: Agricultural (6.7%)
133,971	Monsanto Co.	11,486,674

	Computer Communications (2.5%)
127,486	Cisco Systems, Inc. *	4,221,061

	Computer Processing Hardware (3.5%)
38,653	Apple Inc. *	5,934,782

	Discount Stores (5.9%)
74,764	Costco Wholesale Corp.	4,588,267
42,881	Sears Holdings Corp. *	5,454,463
		10,042,730
	Financial Conglomerates (9.2%)
106,159	American Express Co.	6,302,660
239,837	Brookfield Asset Management Inc. (Class A) (Canada)	9,233,724
		15,536,384
	Financial Publishing/Services (2.3%)
76,604	Moody’s Corp.	3,860,842

	Hotels/Resorts/Cruiselines (2.1%)
39,839	Accor S.A. (France)	3,538,009

	Internet Retail (6.1%)
110,652	Amazon.com, Inc. *	10,307,234

	Internet Software/Services (5.9%)
17,635	Google Inc. (Class A) *	10,003,806

	Investment Banks/Brokers (2.6%)
7,578	CME Group Inc.	4,450,938

	Miscellaneous Commercial Services (2.1%)
47,407	Corporate Executive Board Co. (The)	3,519,496

	Multi-Line Insurance (1.5%)
53,400	Loews Corp.	2,581,890

	Oil & Gas Production (5.3%)
146,431	Ultra Petroleum Corp. (Canada) *	9,084,579

	Other Consumer Services (5.4%)
236,373	eBay Inc. *	9,223,274

	Personnel Services (1.3%)
63,413	Monster Worldwide Inc. *	2,159,847

	Property - Casualty Insurers (2.5%)
1,093	Berkshire Hathaway Inc. (Class B) *	4,319,536

	Restaurants (3.2%)
209,968	Starbucks Corp. *	5,501,162

	Steel (2.1%)
60,971	Nucor Corp.	3,625,945

	Telecommunication Equipment (4.2%)
72,804	Research In Motion Ltd. (Canada) *	7,174,834

	Wholesale Distributors (0.2%)
88,000	Li & Fung Ltd. (Bermuda)	373,654

	Wireless Telecommunications (4.5%)
120,816	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	7,732,224

	TOTAL COMMON STOCKS (Cost $124,760,772)	159,947,382

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (2.5%)
	Investment Company
4,377	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,377,269)		4,377,269

	TOTAL INVESTMENTS (Cost $129,138,041) (b)	96.4%	164,324,651
	OTHER ASSETS IN EXCESS OF LIABILITIES	3.6	6,051,849
	NET ASSETS	100.0%	$170,376,500

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $40,394 for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $39,212,294 and the aggregate gross unrealized depreciation is $4,025,684, resulting in net unrealized appreciation of $35,186,610.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	DEPRECIATION

	$222,800	HKD	1,728,079	10/2/2007	$(450)
EUR	439,972		$625,333	10/2/2007	(968)
	$153,927	HKD	1,195,642	10/3/2007	(50)

Total Unrealized Depreciation					$(1,468)

Currency Abbreviations:

EUR        Euro.

HKD       Hong Kong Dollar.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (91.1%)
	Air Freight/Couriers (4.6%)
17,200	C.H. Robinson Worldwide, Inc.	$933,788
15,730	Expeditors International of Washington, Inc.	744,029
		1,677,817
	Apparel/Footwear Retail (2.9%)
12,942	Abercrombie & Fitch Co. (Class A)	1,044,419

	Biotechnology (2.2%)
12,435	Techne Corp. *	784,400

	Broadcasting (1.3%)
20,010	Grupo Televisa S.A. (ADR) (Mexico)	483,642

	Casino/Gaming (4.5%)
10,319	Wynn Resorts, Ltd. *	1,625,862

	Chemicals: Agricultural (6.6%)
28,142	Monsanto Co.	2,412,895

	Discount Stores (4.6%)
8,465	Costco Wholesale Corp.	519,497
9,007	Sears Holdings Corp. *	1,145,690
		1,665,187
	Financial Conglomerates (6.3%)
8,735	American Express Co.	518,597
46,025	Brookfield Asset Management Inc. (Class A) (Canada)	1,771,963
		2,290,560
	Financial Publishing/Services (2.7%)
19,807	Moody’s Corp.	998,273

	Hotels/Resorts/Cruiselines (2.6%)
10,485	Accor S.A. (France)	931,141

	Internet Retail (5.5%)
21,667	Amazon.com, Inc. *	2,018,281

	Internet Software/Services (6.1%)
3,933	Google Inc. (Class A) *	2,231,073

	Investment Banks/Brokers (2.5%)
14,678	Greenhill & Co., Inc.	896,092

	Investment Trusts/Mutual Funds (3.0%)
49,386	Aeroplan Income Fund (Units) + (Canada)	1,105,027

	Miscellaneous (1.4%)
5,884	VMware Inc. (Class A)	500,140

	Miscellaneous Commercial Services (5.2%)
13,053	Corporate Executive Board Co. (The)	969,055
17,503	Costar Group, Inc. *	935,535
		1,904,590
	Oil & Gas Production (3.9%)
22,940	Ultra Petroleum Corp. (Canada) *	1,423,198

	Other Consumer Services (5.0%)
46,203	eBay Inc. *	1,802,841

	Personnel Services (1.5%)
16,140	Monster Worldwide Inc. *	549,728

	Restaurants (2.7%)
37,572	Starbucks Corp. *	984,386

	Specialty Telecommunications (1.9%)
29,829	Cogent Communications Group, Inc. *	696,208

	Steel (2.0%)
12,211	Nucor Corp.	726,188

	Telecommunication Equipment (3.5%)
12,946	Research In Motion Ltd. (Canada) *	1,275,828

	Water Utilities (2.9%)
35,454	Nalco Holding Co. *	1,051,211

	Wholesale Distributors (2.3%)
198,000	Li & Fung Ltd. (Hong Kong)	840,721

	Wireless Telecommunications (3.4%)
19,081	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,221,184

	TOTAL COMMON STOCKS (Cost $24,805,682)	33,140,892

NUMBER
OF SHARES (000)
	SHORT-TERM INVESTMENT (1.6%)
	Investment Company (a)
587	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $587,361)		587,361

	TOTAL INVESTMENTS (Cost $25,393,043) (b)	92.7%	33,728,253
	OTHER ASSETS IN EXCESS OF LIABILITIES	7.3	2,658,751
	NET ASSETS	100.0%	$36,387,004

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $1,571 for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,421,171 and the aggregate gross unrealized depreciation is $1,085,961 resulting in net unrealized appreciation of $8,335,210.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007:

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	DEPRECIATION

	$8,569	HKD	66,465	10/02/07	$(17)

EUR	53,754		$76,449	10/02/07	(226)

		Total Unrealized Depreciation			$(243)

Currency Abbreviation:

HKD     Hong Kong Dollar

EUR     Euro

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (91.6%)
	Advertising/Marketing Services (1.2%)
11,308	Focus Media Holdings Ltd. (ADR) (Cayman Islands) *	$656,090

	Air Freight/Couriers (4.5%)
24,272	C.H. Robinson Worldwide, Inc.	1,317,727
22,439	Expeditors International of Washington, Inc.	1,061,365
		2,379,092
	Airlines (1.3%)
15,090	UAL Corp. *	702,138

	Apparel/Footwear (1.0%)
8,419	Under Armour, Inc. (Class A) *	503,625

	Apparel/Footwear Retail (2.7%)
17,666	Abercrombie & Fitch Co. (Class A)	1,425,646

	Biotechnology (4.7%)
14,273	Gen-Probe Inc. *	950,296
10,329	Illumina, Inc. *	535,869
15,692	Techne Corp. *	989,851
		2,476,016
	Broadcasting (2.0%)
43,183	Grupo Televisa S.A. (ADR) (Mexico)	1,043,733

	Casino/Gaming (4.4%)
14,787	Wynn Resorts, Ltd. *	2,329,840

	Construction Materials (1.1%)
7,382	Texas Industries, Inc.	579,487

	Data Processing Services (1.4%)
16,238	Global Payments Inc.	718,044

	Electronic Equipment/Instruments (1.0%)
5,418	Itron, Inc. *	504,253

	Engineering & Construction (0.6%)
10,154	Aecom Technology Corp. *	354,679

	Finance/Rental/Leasing (1.4%)
5,027	Mastercard Inc. Class A	743,845

	Financial Conglomerates (3.3%)
18,917	Brookfield Asset Management Inc. (Class A) (Canada)	728,305
20,870	Leucadia National Corp.	1,006,351
		1,734,656
	Financial Publishing/Services (1.4%)
14,732	Moody’s Corp.	742,493

	Gas Distributors (1.3%)
13,243	Questar Corp.	695,655

	Home Building (1.5%)
7,645	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico) *	424,298
796	NVR, Inc. *	374,319
		798,617

	Hotels/Resorts/Cruiselines (0.8%)
10,887	Choice Hotels International, Inc.	410,113

	Insurance Brokers/Services (1.7%)
6,779	Brown & Brown, Inc.	178,288
18,338	ChoicePoint, Inc. *	695,377
		873,665
	Internet Retail (1.2%)
12,402	Ctrip.com International Ltd. (ADR) (Cayman Islands)	642,424

	Internet Software/Services (8.5%)
4,382	Baidu.com, Inc. (ADR) (Cayman Islands) *	1,269,246
10,567	Equinix Inc. *	937,187
3,547	NHN Corp. (South Korea) *	820,685
11,003	SAVVIS Inc. *	426,696
164,000	Tencent Holdings Ltd. (Cayman Islands)	1,059,303
		4,513,117
	Investment Banks/Brokers (1.5%)
5,257	Intercontinental Exchange Inc. *	798,538

	Investment Managers (3.5%)
28,079	Calamos Asset Management Inc. (Class A)	792,670
37,807	Janus Capital Group, Inc.	1,069,182
		1,861,852
	Investment Trusts/Mutual Funds (2.8%)
67,006	Aeroplan Income Fund + (Units) (Canada)	1,499,279

	Media Conglomerates (1.5%)
27,411	Discovery Holding Company (Class A) *	790,807

	Miscellaneous Commercial Services (4.4%)
18,270	Corporate Executive Board Co. (The)	1,356,365
22,855	Freedom Acquisition Holding *	257,119
22,893	Iron Mountain Inc. *	697,779
		2,311,263
	Oil & Gas Production (5.8%)
25,140	Southwestern Energy Co. *	1,052,109
32,730	Ultra Petroleum Corp. (Canada) *	2,030,569
		3,082,678
	Other Consumer Services (2.8%)
17,142	Apollo Group, Inc. (Class A) *	1,031,091
7,998	Weight Watchers International, Inc.	460,365
		1,491,456
	Other Transportation (1.4%)
13,214	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	721,484

	Packaged Software (2.3%)
9,744	Autodesk, Inc. *	486,908
14,033	Salesforce.com Inc. *	720,174
		1,207,082
	Personnel Services (1.5%)
23,394	Monster Worldwide Inc. *	796,800

	Property - Casualty Insurers (1.2%)
1,573	Alleghany Corp. *	638,638

	Real Estate Development (1.4%)
13,515	Forest City Enterprises, Inc. (Class A)	745,487

	Restaurants (2.3%)
5,779	Chipotle Mexican Grill Class B *	618,353
17,094	Wendy’s International, Inc.	596,752
		1,215,105

	Services to the Health Industry (2.1%)
19,864	Stericycle, Inc. *	1,135,426

	Specialty Stores (1.1%)
5,237	AutoZone, Inc. *	608,225

	Specialty Telecommunications (1.4%)
17,656	Crown Castle International Corp. *	717,363

	Water Utilities (2.7%)
48,459	Nalco Holding Co.	1,436,809

	Wholesale Distributors (2.2%)
274,000	Li & Fung Ltd. (Bermuda)	1,163,422

	Wireless Telecommunications (2.7%)
17,356	NII Holdings Inc. *	1,425,795

	TOTAL COMMON STOCKS (Cost $38,156,641)	48,474,737

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a)(4.4%)
	Investment Company
2,327	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $2,326,605)		2,326,605

	TOTAL INVESTMENTS (Cost $40,483,246) (b)	96.0%	50,801,342
	OTHER ASSETS IN EXCESS OF LIABILITIES	4.0	2,143,414
	NET ASSETS	100.0%	$52,944,756

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $17,288 for the period ended September 30, 2007.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,224,186 and the aggregate gross unrealized depreciation is $906,090 resulting in net unrealized appreciation of $10,318,096.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2007

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	DEPRECIATION

KRW	56,380,194		$61,584	10/01/07	$(7)
HKD	574,668		$73,908	10/02/07	(34)
	$17,119	HKD	132,850	10/04/07	(26)
	$17,138	HKD	132,929	10/02/07	(35)

Total Unrealized Depreciation					$(102)

Currency Abbreviations:

HKD       Hong Kong Dollar.

KRW       South Korean Won.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.6%)

	Australia (3.1%)
	Data Processing Services
118,500	Computershare Ltd.	$976,908

	Other Consumer Services
202,300	A.B.C. Learning Centres Ltd.	1,179,453
	Total Australia	2,156,361

	Bermuda (5.4%)
	Insurance Brokers/Services
33,900	Willis Group Holdings Ltd.	1,387,866

	Investment Banks/Brokers
44,000	MF Global Ltd*	1,276,000

	Multi-Line Insurance
27,815	Axis Capital Holdings Ltd.	1,082,282
	Total Bermuda	3,746,148

	Canada (1.5%)
	Food: Specialty/Candy
71,600	SunOpta Inc.*	1,037,484

	France (1.3%)
	Pharmaceuticals: Other
15,800	Ipsen S.A.	911,626

	Germany (3.5%)
	Apparel/Footwear
21,200	Adidas AG	1,391,025

	Medical Specialties
13,500	Fresenius SE	1,019,049
	Total Germany	2,410,074

	Greece (3.6%)
	Regional Banks
41,855	EFG Eurobank Ergasias	1,472,251

	Wireless Telecommunications
30,400	Cosmote Mobile Telecommunications S.A.	1,045,038
	Total Greece	2,517,289

	Hong Kong (5.1%)
	Apparel/Footwear Retail
119,100	Esprit Holdings Ltd.	1,892,568

	Wholesale Distributors
386,800	Li & Fung Ltd. (Hong Kong)	1,642,378
	Total Hong Kong	3,534,946

	India (1.2%)
	Construction Materials
27,400	ACC Limited	826,835

	Israel (2.2%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,498,639

	Italy (2.5%)
	Major Banks
204,900	UniCredito Italiano SpA	1,753,616

	Japan (2.7%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,215,780

	Industrial Machinery
64,800	OSG Corp.	674,918
	Total Japan	1,890,698

	Mexico (2.1%)
	Beverages: Non-Alcoholic
19,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units)#	740,520

	Other Transportation
14,600	Grupo Aeroportuario del Sureste S.A. de C.V. (Series B) (ADR)	724,452
	Total Mexico	1,464,972

	Singapore (5.5%)
	Airlines
88,760	Singapore Airlines Ltd.	1,111,068

	Electronic Components
65,860	Flextronics International Ltd.*	736,315

	Marine Shipping
478,801	Cosco Corp (Singapore) Ltd.	1,917,266
	Total Singapore	3,764,649

	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	759,781

	Spain (7.7%)
	Apparel/Footwear Retail
14,900	Industria de Diseno Textil, S.A.	1,004,434

	Major Banks
41,265	Banco Bilbao Vizcaya Argentaria, S.A.	967,665
77,700	Banco Santander Central Hispano S.A.	1,510,630
		2,478,295
	Major Telecommunications
63,928	Telefonica S.A.	1,789,999
	Total Spain	5,272,728

	Switzerland (2.5%)
	Chemicals: Specialty
7,400	Lonza Group AG (Registered Shares)	807,596

	Financial Conglomerates
17,700	UBS AG (Registered Shares)	952,153
	Total Switzerland	1,759,749

	United Kingdom (11.9%)
	Beverages: Alcoholic
55,069	SABMiller PLC	1,568,153

	Investment Managers
88,800	BlueBay Asset Management PLC*	796,117
78,394	Man Group PLC	887,651
322,100	RAB Capital PLC	635,858
		2,319,626
	Investment Trusts/Mutual Funds
39,300	KKR Private Equity Investors LP#	766,350

	Major Banks
49,100	Standard Chartered PLC	1,607,102

	Miscellaneous Commercial Services
56,470	Intertek Group PLC	1,093,981

	Pharmaceuticals: Other
34,672	Shire PLC	851,851
	Total United Kingdom	8,207,063

	United States (34.7%)
	Apparel/Footwear
12,302	Under Armour, Inc. (Class A)*	735,906

	Beverages: Non-Alcoholic
13,500	PepsiCo, Inc.	989,010

	Biotechnology
23,830	Gilead Sciences, Inc.*	973,932

	Computer Processing Hardware
14,991	Apple Inc.*	2,301,718

	Electric Utilities
20,600	Constellation Energy Group	1,767,274

	Electronic Components
43,400	Amphenol Corporation (Class A)	1,725,584

	Financial Conglomerates
15,000	Prudential Financial, Inc.	1,463,700

	Investment Banks/Brokers
12,200	Merrill Lynch & Co., Inc.	869,616

	Life/Health Insurance
24,500	AFLAC, Inc.	1,397,480

	Media Conglomerates
82,500	News Corp. (Class A)	1,814,175

	Medical Specialties
13,350	Bard (C.R.), Inc.	1,177,336
25,210	Thermo Fisher Scientific, Inc.*	1,455,121
22,300	West Pharmaceutical Services, Inc.	929,018
		3,561,475
	Miscellaneous Commercial Services
27,200	FTI Consulting Inc.*	1,368,432

	Real Estate Development
36,700	CB Richard Ellis Group, Inc. (Class A)*	1,021,728

	Specialty Stores
32,200	Staples, Inc.	691,978

	Telecommunication Equipment
30,280	Corning Inc.*	746,402

	Wireless Telecommunications
34,400	Metropcs Communications Inc.*	938,432
18,900	NII Holdings Inc.*	1,552,635
		2,491,067
	Total United States	23,919,477

	Total Common Stocks (Cost $47,696,976)	67,432,135

NUMBER
OF SHARES (000)
	Short-Term Investment (a) (1.8%)
	Investment Company
1,184	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,220,294)		1,220,294

	Total Investments (Cost $48,917,270) (b)	99.7%	68,652,429
	Liabilities in Excess of Other Assets	0.3	178,296
	Net Assets	100.0%	$68,830,725

ADR	American Depositary Receipt.
*	Non-income producing security.
#	Consist of one or more class of securities traded together as a unit; stock with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $18,946.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $21,018,627 and the aggregate gross unrealized depreciation is $1,283,468, resulting in net unrealized appreciation of $19,735,159.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments by Industry Classification September 30, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Major Banks	$5,839,013	8.5%
Medical Specialties	4,580,524	6.7
Wireless Telecommunications	3,536,105	5.2
Pharmaceuticals: Other	3,262,116	4.8
Apparel/Footwear Retail	2,897,002	4.2
Miscellaneous Commercial Services	2,462,413	3.6
Electronic Components	2,461,899	3.6
Financial Conglomerates	2,415,853	3.5
Investment Managers	2,319,626	3.4
Computer Processing Hardware	2,301,718	3.4
Investment Banks/Brokers	2,145,616	3.1
Apparel/Footwear	2,126,931	3.1
Marine Shipping	1,917,266	2.8
Media Conglomerates	1,814,175	2.6
Major Telecommunications	1,789,999	2.6
Electric Utilities	1,767,274	2.6
Beverages: Non-Alcoholic	1,729,530	2.5
Wholesale Distributors	1,642,378	2.4
Beverages: Alcoholic	1,568,153	2.3
Regional Banks	1,472,251	2.1
Life/Health Insurance	1,397,480	2.0
Insurance Brokers/Services	1,387,866	2.0
Investment Company	1,220,294	1.8
Home Building	1,215,780	1.8
Other Consumer Services	1,179,453	1.7
Airlines	1,111,068	1.6
Multi-Line Insurance	1,082,282	1.6
Food: Specialty/Candy	1,037,484	1.5
Real Estate Development	1,021,728	1.5
Data Processing Services	976,908	1.4
Biotechnology	973,932	1.4
Construction Materials	826,835	1.2
Chemicals: Specialty	807,596	1.2
Investment Trusts/Mutual Funds	766,350	1.1
Pharmaceuticals: Generic Drugs	759,781	1.1
Telecommunication Equipment	746,402	1.1
Other Transportation	724,452	1.1
Specialty Stores	691,978	1.0
Industrial Machinery	674,918	1.0

	$68,652,429	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007